        As filed with the Securities and Exchange Commission on October 31, 2002
                                                 Securities Act File No. 2-88566
                                        Investment Company Act File No. 811-4255
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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [X]

                           Pre-Effective Amendment No. __             [_]

                         Post-Effective Amendment No. 39              [X]

                                     and/or

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940               [X]

                                Amendment No. 39                      [X]

                        (Check appropriate box or boxes)

                   NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
               (Exact Name of Registrant as Specified in Charter)

           605 Third Avenue, 2nd Floor, New York, New York 10158-0006
                    (Address of Principal Executive Offices)

                  Registrant's Telephone Number: (212) 476-8800

                                  Ellen Metzger
                      c/o Neuberger Berman Management Inc.
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0006
                     (Name and Address of Agent for Service)

                                   Copies to:

                             Jeffrey S. Puretz, Esq.
                                     Dechert
                              1775 Eye Street, N.W.
                             Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box)

[_]  Immediately upon filing                 [_]  on _________ pursuant to
     pursuant to paragraph (b)                    paragraph (b)

[_]  60 days after filing pursuant           [X]  on January 1, 2003 pursuant to
     to paragraph (a)(1), or                      paragraph (a)(1)

[_]  75 days after filing pursuant           [_]  on _______________ pursuant to
     to paragraph (a)(2) or                       paragraph (a)(2) of Rule 485

[_]  This post-effective amendment
     designates a new effective
     date for a previously filed
     post-effective amendment.

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                                                         [NEUBERGER BERMAN LOGO]

Neuberger Berman

Advisers Management Trust
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Mid-Cap Growth Portfolio Prospectus January 1, 2003
(Class S)

CONTENTS
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The Portfolio

Mid-Cap Growth Portfolio ......................................................2

Your Investment

Buying and Selling Portfolio Shares ...........................................6

Share Prices ..................................................................6

Portfolio Structure ...........................................................7

Distributions and Taxes .......................................................7

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THIS PORTFOLIO:

o is offered to life insurance companies to serve as an investment vehicle under their variable annuity and variable life insurance contracts

o    is designed for investors with long-term goals in mind

o offers you the opportunity to participate in financial markets through a professionally managed stock portfolio

o carries certain risks, including the risk that you could lose money if portfolio shares are worth less than what you paid

o is a mutual fund, not a bank deposit, and is not guaranteed or insured by the FDIC or any other government agency

Portfolio Management

All of the Neuberger Berman Advisers Management Trust Portfolios are managed by Neuberger Berman Management Inc., in conjunction with Neuberger Berman, LLC, as sub-adviser. Together, the firms manage more than $___ billion in total assets (as of _______ __, 2002) and continue an asset management history that began in 1939.

Risk Information

In certain cases, the investments for the Neuberger Berman Advisers Management Trust portfolios are managed by the same individuals who manage one or more other Neuberger Berman mutual funds that have similar names, objectives, and investment styles as a portfolio. You should be aware that the portfolios are likely to differ from these other mutual funds in size, cash flow pattern, and tax matters. Accordingly, the holdings and performance of these portfolios can be expected to vary from those of the other mutual funds.

This prospectus discusses principal risks of investment in portfolio shares. These and other risks are discussed in detail in the Statement of Additional Information (see back cover). If you are buying a variable contract, you should also read the contract's prospectus.

These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if the prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

The Neuberger Berman name and logo are service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the individual fund names in this prospectus are either service marks or registered trademarks of Neuberger Berman Management Inc.(C) 2003 Neuberger Berman Management Inc. All rights reserved.

Neuberger Berman Advisers Management Trust

Mid-Cap Growth Portfolio
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"We want to own today's leading mid-cap companies that have the potential to become tomorrow's Fortune 500. To do this, we screen for financially sound, high growth companies in emerging or rapidly evolving industries that possess records of sustained profitability. We also look for companies with a history of positive earnings surprises that we expect will continue for some time."

GOAL & STRATEGY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Mid-Cap Stocks
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Mid-cap stocks have historically shown risk/return characteristics that are in between those of small-and large-cap stocks. Their prices can rise and fall substantially, although they have the potential to offer comparatively attractive long-term returns.

Mid-caps are less widely followed on Wall Street than large-caps, which can make it comparatively easier to find attractive stocks that are not overpriced.

--------------------------------------------------------------------------------
Growth Investing
--------------------------------------------------------------------------------

For growth investors, the aim is to invest in companies that are already successful but could be even more so. Often, these stocks are in emerging or rapidly evolving industries and may not yet have reached their full potential. The growth investor looks for indications of continued success.

The portfolio seeks growth of capital.

To pursue this goal, the portfolio normally invests at least 80% of its net assets in common stocks of mid-capitalization companies. For purposes of this portfolio, a mid-capitalization company is defined as a company whose market capitalization is within the range of market capitalizations of companies in the S&P Midcap 400 Index. The portfolio seeks to reduce risk by diversifying among many companies, industries and sectors. The managers look for fast-growing companies that are in new or rapidly evolving industries.

Factors in identifying these firms may include:

o    above-average growth of earnings

o    earnings that have exceeded analysts' expectations

The managers may also look for other characteristics in a company, such as financial strength, a strong position relative to competitors and a stock price that is reasonable in light of its growth rate. The managers follow a disciplined selling strategy, and may sell a stock from the portfolio when it reaches a target price, fails to perform as expected, or appears substantially less desirable than another stock.

The portfolio has the ability to change its goal without shareholder approval, although it does not currently intend to do so. The portfolio will not alter its policy of investing at least 80% of its assets in stocks of mid-capitalization companies without providing at least 60 days' prior notice to shareholders.


                           2 Mid-Cap Growth Portfolio

MAIN RISKS
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--------------------------------------------------------------------------------
Other Risks
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The portfolio may use certain practices and securities involving additional risks.

Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the portfolio increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate.

When the portfolio anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the portfolio avoid losses but may mean lost opportunities.

Most of the portfolio's performance depends on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.

By focusing on mid-cap stocks, the portfolio is subject to their risks, including the risk its holdings may:

o    Fluctuate more widely in price than the market as a whole

o underperform other types of stocks when the market or the economy is not robust, during market downturns, or when mid-cap stocks are out of favor

Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Growth stocks may also underperform during periods when the market favors value stocks. The portfolio's performance may also suffer if certain stocks do not perform as the portfolio managers expected. To the extent that the managers sell stocks before they reach their market peak, the portfolio may miss out on opportunities for higher performance.

Through active trading, the portfolio may have a high turnover rate, which can mean lower performance due to increased brokerage costs.


                           3 Mid-Cap Growth Portfolio

PERFORMANCE
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--------------------------------------------------------------------------------
Performance Measures
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The information on this page provides different measures of the portfolio's total return. Total return includes the effect of distributions as well as changes in share price. The figures assumes that all distributions were reinvested in the portfolio.

As a frame of reference, the table includes a broad-based market index of mid-cap growth stocks. The porfolio's performance figures include all of its expenses; the index does not include costs of investment.

Because Class S shares of the portfolio had not commenced operations as of December 31, 2001, the charts below are based on Class I shares of the portfolio. The bar chart shows how the Class I shares' performance has varied from one year to another. Class S shares would have substantially similar performance as Class I shares because the classes will be invested in the same portfolio of securities. Annual returns would differ only to the extent that Class I shares and Class S shares have different expenses, and Class S shares are sold with a distribution (12b-1) and service fee equal to an annual rate of 0.25% of average daily net assets. The table below the chart shows what the return would equal if you averaged out performance of Class I shares over various lengths of time, and compares the return with that of a board measure of market performance. This information is based on past performance; it's not a prediction of future results. This performance information does not reflect insurance product expenses.

YEAR-BY-YEAR % RETURNS as of 12/31 each year
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]

'92
'93
'94
'95
'96
'97
'98                39.28
'99                53.89
'00                -7.46
'01               -24.64

^ Best quarter: Q4 '99, 48.62%

v Worst quarter: Q3 '01, -27.68%

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AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/01
--------------------------------------------------------------------------------

                                                                         Since
                                                                       Inception
                                                              1 Year    11/3/97
--------------------------------------------------------------------------------
Mid-Cap Growth Portfolio                                      (24.64)    14.41
S&P MidCap 400/BARRA Growth Index                              (7.97)    14.83

The S&P MidCap 400/BARRA Growth Index is an unmanaged index of U.S. mid-cap growth stocks.

--------------------------------------------------------------------------------

----------
If the distribution (12b-1) and service fees for Class S were included, performance would be reduced.


                           4 Mid-Cap Growth Portfolio

INVESTOR EXPENSES
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Management
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Jennifer K. Silver is a Vice President of Neuberger Berman Management and a
Managing Director of Neuberger Berman, LLC. Currently the Director of the Growth Equity Group, she has been co-manager of the portfolio since its inception. From 1981 to 1997, she was an analyst and a portfolio manager at another firm.

Brooke A. Cobb is a Vice President of Neuberger Berman Management and a Managing Director of Neuberger Berman, LLC. He has been co-manager of the portfolio since its inception. From 1972 to 1997, he was a portfolio manager at several other firms.

Neuberger Berman Management is the portfolio's investment manager, administrator and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services.

The portfolio pays the following fees to Neuberger Berman Management, all expressed as an annual percentage of the portfolio's average daily net assets: for investment management, 0.55% of the first $250 million; 0.525% of the next $250 million; 0.50% of the next $250 million; 0.475% of the next $250 million; 0.45% of the next $500 million; 0.425% of the next $2.5 billion; and 0.40% of average daily net assets in excess of $4 billion; and 0.30% for administration.

The portfolio's management agreements are contracts and may be altered under certain circumstances. Neuberger Berman Management has agreed to limit the portfolio's annual operating expenses when certain expenses exceed a specified limit. See the Statement of Additional Information for more details.

The portfolio charges no fees for buying, selling, or exchanging shares, or for maintaining an account. Your only portfolio cost is your share of annual operating expenses. You may, however, have additional expenses in connection with your insurance contract.

FEE TABLE
--------------------------------------------------------------------------------

Shareholder fees                                                          None
--------------------------------------------------------------------------------
Annual operating expenses (% of average net assets)(1)
These are deducted from portfolio assets, so you pay them indirectly.
          Management/administration fees                                 0.55%
Plus:     Distribution (12b-1) fees                                      0.25%
          Other expenses                                                   --
Equals:   Total annual operating expenses                                  --
Minus:    Expense Reimbursement(2)                                         --
Equals:   Net expenses                                                   1.25%

--------------------------------------------------------------------------------

(1) Class S shares of the portfolio had not commenced operations as of December 31 2001; therefore "Other Expenses" are estimated based on Class I expenses.

(2) Neuberger Berman Management has contractually undertaken to limit the Portfolio's expenses through April 30, 2005 by reimbursing the portfolio for its total operating expenses, including compensation to Neuberger Berman Management, but excluding taxes, interest, extraordinary expenses, transaction costs and brokerage commissions, that exceed, in the aggregate, 1.25% per annum of the portfolio's average daily net asset value. The portfolio has in turn contractually undertaken to repay Neuberger Berman Management through December 31, 2008 for the excess operating expenses borne by Neuberger Berman Management, so long as the portfolio's annual operating expenses during that period (exclusive of taxes, interest, extraordinary expenses, transaction costs and brokerage commissions) does not exceed 1.25% of the portfolio's average daily net assets, and further provided that the reimbursements are made within three years after the year in which Neuberger Berman Management incurred the expense.

EXPENSE EXAMPLE
--------------------------------------------------------------------------------

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the portfolio's expenses were unchanged. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                                                               1 Year   3 Years
--------------------------------------------------------------------------------
Expenses                                                         --        --

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                           5 Mid-Cap Growth Portfolio

Neuberger Berman Advisers Management Trust

Your Investment
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BUYING AND SELLING PORTFOLIO SHARES
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Share Price Calculations
--------------------------------------------------------------------------------

The portfolio's share price is the total value of its assets minus its liabilities, divided by the total number of shares. Because the value of the portfolio's securities changes every day, the share price usually changes as well.

The portfolio values equity securities by using market prices, and values debt securities using bid quotations from independent pricing services or principal market makers. The portfolio may value short-term securities with remaining maturities of less than 60 days at cost; these values, when combined with interest earned, approximate market value.

In rare cases, events that occur after markets have closed may render certain prices unreliable. When the portfolio believes a market price does not reflect a security's true value, the portfolio may substitute for the market price a fair-value estimate derived through methods approved by its trustees. The portfolio may also use these methods to value certain types of illiquid securities.

The portfolio described in this prospectus is designed for use with certain variable insurance contracts. Because shares of the portfolio are held by the insurance companies involved, you will need to follow the instructions provided by your insurance company for matters involving allocations to this portfolio.

Under certain circumstances, the portfolio reserves the right to:

o    suspend the offering of shares

o    reject any investment order

o satisfy an order to sell portfolio shares with securities, rather than cash, for certain very large orders

o suspend or postpone the redemption of shares on days when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the SEC

Because the portfolio is offered to different insurance companies and for different types of variable contracts -- annuities and life insurance, groups with different interests will share the portfolio. Due to differences of tax treatment and other considerations among these shareholders, it is possible (although not likely) that the interests of the shareholders might sometimes be in conflict. For these reasons, the trustees of the portfolio watch for the existence of any material irreconcilable conflicts and will determine what action, if any, should be taken in the event of a conflict. If there is a conflict, it is possible that to resolve it, one or more insurance company separate accounts might be compelled to withdraw its investment in the portfolio. While this might resolve the conflict, it also might force the portfolio to sell securities at disadvantageous prices.

SHARE PRICES
--------------------------------------------------------------------------------

When you buy and sell shares of the portfolio, the share price is the portfolio's net asset value per share.

The portfolio is open for business every day the New York Stock Exchange is open. The Exchange is closed on all national holidays and Good Friday; portfolio shares will not be priced on those days. In general, every buy or sell request you place will go through at the next share price to be calculated after your request has been accepted; check with your insurance company to find out by what time your transaction request must be received in order to be processed the same day. The portfolio normally calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. eastern time. Depending on when your insurance company accepts transaction requests, it's possible that the portfolio's share price could change on days when you are unable to buy or sell shares. Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by the portfolio could change on days when you can't buy or sell portfolio shares. The portfolio's share price, however, will not change until next time it is calculated.


                           6 Mid-Cap Growth Portfolio

PORTFOLIO STRUCTURE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Insurance Expenses
--------------------------------------------------------------------------------

The fees and policies outlined in this prospectus are set by the portfolio and by Neuberger Berman Management. The fee information here does not include the fees and expenses charged by your insurance company under your variable contract; for those fees, you will need to see the prospectus for your variable contract.

While Neuberger Berman Management and Neuberger Berman, LLC may serve as the adviser or sub-adviser of other mutual funds that have similar names, goals, and strategies as the portfolio, there may be certain differences between the portfolio and these other funds in matters such as size, cash flow patterns and tax matters, among others. As a result, there could also be differences in performance.

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Distribution and Services
--------------------------------------------------------------------------------

The portfolio has a distribution plan that provides for payment of an annual rate of 0.25% of the portfolio's average daily net assets. This fee compensates Neuberger Berman Management for its distribution and shareholder services. Because these fees are paid out of the portfolio's assets on an on-going basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Neuberger Berman Management may also pay insurance companies or their alternates for services they provide to current and prospective variable contract owners, such as providing information about the portfolio and delivering portfolio documents, among other services.

The information below is only a summary of some of the important Federal tax considerations generally affecting the portfolio and its shareholders; for a more detailed discussion, request a copy of the Statement of Additional Information. Also, you may want to consult your tax professional. Everyone's tax situation is different, and your professional should be able to help you answer any questions you may have.

Distributions -- The portfolio pays out to shareholders of record any net income and net capital gains. Ordinarily, the portfolio makes distributions once a year (in 2003 the distribution will take place in September). All dividends and other distributions received by shareholders of record are automatically reinvested in portfolio shares.

How distributions and transactions are taxed -- Dividends and other distributions made by the portfolio, as well as transactions in portfolio shares, are taxable, if at all, to the extent described in your variable contract prospectus. Consult it for more information.


                           7 Mid-Cap Growth Portfolio

FOR ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Obtaining Information
--------------------------------------------------------------------------------

You can obtain a shareholder report, SAI, and other information from:

Neuberger Berman Management Inc.
605 Third Avenue, 2nd Floor
New York, NY 10158-0180

800.877.9700
212.476.8800

Website:
www.nb.com
Email:
fundinquiries@nb.com

You can also request copies of this information from the SEC for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. They are also available from the Edgar database on the SEC's website at www.sec.gov.

You may also view and copy the documents at the SEC's Public Reference Room in Washington. Call 202-942-8090 for information about the operation of the Public Reference Room.

If you'd like further details on this portfolio, you can request a free copy of the following documents:

Shareholder Reports -- Published twice a year, the shareholder reports offer information about the portfolio's recent performance, including:

o a discussion by the portfolio manager about strategies and market conditions

o    fund performance data and financial statements

o    complete portfolio holdings

Statement of Additional Information -- The SAI contains more comprehensive information on this portfolio, including:

o    various types of securities and practices, and their risks

o    investment limitations and additional policies

o    information about the portfolio's management and business structure

The SAI is incorporated by reference into this prospectus, making it legally part of this prospectus.

Investment  manager:
Neuberger Berman Management Inc.
Sub-adviser:
Neuberger Berman, LLC

[GRAPHIC] C0307 01/03

SEC file number 811-4225

[NEUBERGER BERMAN LOGO]

Neuberger Berman Management Inc.
605 Third Avenue, 2nd floor
New York, NY 10158-0180

www.nb.com

                   NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

                       STATEMENT OF ADDITIONAL INFORMATION

                              Dated January 1, 2003

     The Mid-Cap Growth Portfolio (the "Portfolio") of Neuberger Berman Advisers Management Trust ("Trust") offers shares pursuant to a Prospectus dated January 1, 2003.

     The Portfolio's Prospectus provides the basic information that an investor should know before investing. You can get a free copy of the Prospectus from Neuberger Berman Management Inc. ("NB Management"), 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, or by calling the Trust at 1-800-877-9700.

     This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus.

     No person has been authorized to give any information or to make any representations not contained in the Prospectus or in this SAI in connection with the offering made by the Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by the Portfolio or its distributor. The Prospectus and this SAI do not constitute an offering by the Portfolio or its distributor in any jurisdiction in which such offering may not lawfully be made.

The "Neuberger Berman" name and logo are service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the funds named in this SAI are either service marks or registered trademarks of NB Management.(C)2003 Neuberger Berman Management Inc.

                                TABLE OF CONTENTS

INVESTMENT INFORMATION.........................................................4

   Investment Policies and Limitations.........................................4
   Temporary Defensive Positions...............................................7
   Rating Agencies.............................................................7
   Investment Insight..........................................................7
   Additional Investment Information...........................................8

PERFORMANCE INFORMATION.......................................................28

TRUSTEES AND OFFICERS.........................................................30

   Information about the Board of Trustees....................................30
   Information about the Officers of the Trust................................34
   The Board of Trustees......................................................35
   Ownership of Securities....................................................38
   Independent Trustees Ownership of Securities...............................39

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES...........................39

INVESTMENT MANAGEMENT, ADVISORY AND ADMINISTRATION SERVICES...................40

   Management and Administration Fees.........................................40
   Expense Limitations........................................................41
   Management and Control of NB Management and Neuberger Berman...............42
   Sub-Adviser................................................................43
   Board Consideration of the Management and Sub-Advisory Agreements..........44
   Investment Companies Advised...............................................45

DISTRIBUTION ARRANGEMENTS.....................................................46

   Distributor................................................................46

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION................................48

   Suspension of Redemptions..................................................48
   Redemptions in Kind........................................................49

DIVIDENDS AND OTHER DISTRIBUTIONS.............................................49

ADDITIONAL TAX INFORMATION....................................................49

   Taxation of the Portfolio..................................................50

PORTFOLIO TRANSACTIONS........................................................54

CODE OF ETHICS................................................................58

PORTFOLIO TURNOVER............................................................58

REPORTS TO SHAREHOLDERS.......................................................59

INFORMATION REGARDING ORGANIZATION, CAPITALIZATION, AND OTHER MATTERS.........59

CUSTODIAN AND TRANSFER AGENT..................................................60

INDEPENDENT AUDITORS..........................................................60

LEGAL COUNSEL.................................................................60

REGISTRATION STATEMENT........................................................60

FINANCIAL STATEMENTS..........................................................60

APPENDIX A: RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER..................A-1

                             INVESTMENT INFORMATION

     The Portfolio is a separate operating series of the Trust, a Delaware business trust registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company and organized on May 23, 1994. The Portfolio seeks its investment objective by investing in accordance with its investment objective and policies. The Portfolio is managed by NB Management.

     Prior to May 1, 2000, the Portfolio invested through a two-tier master/feeder structure. Rather than investing directly in securities, the Portfolio invested all of its assets in another fund that served as a corresponding "master series." The master series was a separate series of an investment company named Advisers Managers Trust. The master series, in turn, invested in portfolio securities. Effective May 1, 2000, the Portfolio converted to a conventional one-tier structure. The Portfolio redeemed its investment in its corresponding master series in return for delivery of the series' portfolio securities, at current net asset value, subject to the liabilities of the master series. Accordingly, the Portfolio received the investment securities of its master portfolio and will continue to hold portfolio securities directly.

     The following information supplements the discussion in the Prospectus of the investment objective, policies and limitations of the Portfolio. Unless otherwise specified, those investment objectives, policies and limitations are not fundamental and may be changed by the trustees of the Trust ("Trustees") without shareholder approval. The fundamental investment objectives, policies and limitations of the Portfolio may not be changed without the approval of the lesser of:

     (1) 67% of the total units of beneficial interest ("shares") of the Portfolio represented at a meeting at which more than 50% of the outstanding Portfolio shares are represented; or

     (2) a majority of the outstanding shares of the Portfolio.

     These percentages are required by the Investment Company Act of 1940 ("1940 Act") and are referred to in this SAI as a "1940 Act majority vote."

Investment Policies and Limitations

     For purposes of the investment limitation on concentration in a particular industry, NB Management determines the "issuer" of a municipal obligation that is not a general obligation note or bond based on the obligation's characteristics. The most significant of these characteristics is the source of funds for the repayment of principal and payment of interest on the obligation. If an obligation is backed by an irrevocable letter of credit or other guarantee, without which the obligation would not qualify for purchase under the Portfolio's quality restrictions, the issuer of the letter of credit or the guarantee is considered an issuer of the obligation. If an obligation meets the quality restrictions of the Portfolio without credit support, the Portfolio treats the commercial developer or the industrial user, rather than the governmental entity or the guarantor, as the issuer of the obligation, even if the obligation is backed by a letter of credit or other guarantee. Also for purposes of the investment limitation on concentration in a particular industry, both mortgage-backed and asset-backed securities are grouped together as a single industry and certificates of deposit ("CD") are interpreted to include similar types of time deposits.

     Except as set forth in the limitation on borrowing, any maximum percentage of securities or assets contained in any investment policy or limitation will not be considered to be exceeded unless the percentage limitation is exceeded immediately after, and because of, a transaction by the Portfolio. If events subsequent to a transaction result in the Portfolio exceeding the percentage limitation on borrowing, as applicable, NB Management will take appropriate steps to reduce the percentage of borrowings as may be required by law, within a reasonable amount of time.

     The Portfolio's fundamental investment policies and limitations are as follows:

     1. Borrowing. The Portfolio may not borrow money, except that it may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (ii) enter into reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of the Portfolio's total assets, it will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

     2. Commodities. The Portfolio may not purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Portfolio from purchasing futures contracts or options (including options on futures and foreign currencies and forward contracts but excluding options or futures contracts on physical commodities) or from investing in securities of any kind.

     For purposes of the limitations on commodities, the Portfolio does not consider foreign currencies or forward contracts to be physical commodities.

     3. Diversification. The Portfolio may not, with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government, or any of its agencies or instrumentalities or securities issued by other investment companies) if, as a result, (i) more than 5% of the value of the Portfolio's total assets would be invested in the securities of that issuer or (ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer.

     4. Industry Concentration. The Portfolio may not purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry. This limitation does not apply to purchases of (i) securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities, or (ii) investments in certificates of deposit or bankers' acceptances issued by domestic branches of U.S. banks.

     5. Lending. The Portfolio may not lend any security or make any other loan i0f, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities, or (ii) by engaging in repurchase agreements.

     6. Real Estate. The Portfolio may not purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Portfolio from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein, or instruments secured by real estate or interests therein.

     7. Senior Securities. The Portfolio may not issue senior securities, except as permitted under the 1940 Act.

     8. Underwriting. The Portfolio may not underwrite securities of other issuers, except to the extent that the Portfolio, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933 ("1933 Act").

     9. Investment through a Master/Feeder Structure. Notwithstanding any other investment policy, the Portfolio may invest all of its net investable assets (cash, securities and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Portfolio. Currently, the Portfolio does not utilize this policy. Rather, the Portfolio invests directly in securities.

     The following investment policies and limitations are non-fundamental:

     10. Borrowing. The Portfolio may not purchase securities if outstanding borrowings, including any reverse repurchase agreements, exceed 5% of its total assets.

     11. Lending. Except for the purchase of debt securities and engaging in repurchase agreements, the Portfolio may not make any loans other than securities loans.

     12. Margin Transactions. The Portfolio may not purchase securities on margin from brokers or other lenders except that the Portfolio may obtain such short-term credits as are necessary for the clearance of securities transactions. Margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.

     13. Illiquid Securities. The Portfolio may not purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Portfolio has valued the securities, such as repurchase agreements maturing in more than seven days.

     14. Mid-Cap Companies. The Portfolio shall normally invest at least 80% of its net assets, plus 80% of any borrowings for investment purposes, in common stocks of mid capitalization companies. The Portfolio will not alter this policy without providing at least 60 days' prior notice to shareholders.

Temporary Defensive Positions

     For temporary defensive purposes, the Portfolio may invest up to 100% of its total assets in cash or cash equivalents, U.S. Government and Agency Securities, commercial paper, money market funds and certain other money market instruments, as well as repurchase agreements collateralized by the foregoing.

Rating Agencies

     The Portfolio may purchase securities rated by Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or any other nationally recognized statistical rating organization ("NRSRO"). The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, coupon and rating may have different yields. Although the Portfolio may rely on the ratings of any NRSRO, the Portfolio mainly refers to ratings assigned by S&P and Moody's, which are described in Appendix A to this SAI. The Portfolio may also invest in unrated securities that are deemed comparable in quality by NB Management to the rated securities in which the Portfolio may permissibly invest.

Investment Insight

     Investment Program

     Invests in common stock of mid-capitalization companies that are in new or rapidly evolving industries. Seeks growth of capital by investing in companies with financial strength, above-average growth of earnings, earnings that have exceeded analysts' expectations, a strong position relative to competitors and a stock price that is reasonable in light of its growth rate.

     Mid-Cap Growth Stock Investments

     The portfolio co-mangers consider themselves growth stock investors in the purest sense of the term. By that, they mean they want to own the stocks of companies that are growing earnings faster than the average American business and, ideally, faster than the competitors in their respective industries. Their exhaustive research efforts are focused on the mid-cap universe and, specifically, stocks that are in new or rapidly evolving industries. The kind of fast-growth companies the portfolio co-managers favor generally do not trade at below market average price-to-earnings ratios. However, they do look for companies trading at reasonable levels compared to their growth rates.

     An Intensive Research Effort

     The portfolio co-managers love stock with positive earnings surprises. Their extensive research has revealed that mid-cap stocks that have exceeded Wall Street earnings estimates have also tended to offer greater potential for long-term capital appreciation. To find these companies they scour the mid-cap growth stock universe to isolate stocks whose most recent earnings have beaten consensus expectations. Then, the real work begins, where through diligent fundamental research they strive to identify those companies most likely to record a string of positive earnings surprises. Their ultimate goal is to invest today in the fast growing mid-sized companies that they believe are poised to become tomorrow's Fortune 500.

     A Disciplined Sell Process

     "We are dispassionate sellers," says one portfolio co-manager. "If a stock does not live up to our earnings expectations or if we believe its valuation has become excessive, we will sell and direct the assets to another opportunity we find more attractive." A stock will also be sold when it reaches its target price. They prefer to broadly diversify the portfolio's assets among many different companies and industries rather than heavily concentrating its holdings in just a few of the fastest growing industry sectors. This broad diversification helps to manage the overall risk inherent in a portfolio of equity securities.

     Investors can expect:

     o    Mid-cap growth stock investments

     o    An intensive research effort

     o    A disciplined sell process

     Investment Insight

     Without question, the portfolio co-managers are growth stock investors. They look for companies believed capable of delivering positive earnings surprises, particularly those with the potential to do so consistently. Ideally, they seek to identify companies that will someday rank among the Fortune 500.

Additional Investment Information

     The Portfolio may make the following investments, among others, some of which are part of the Portfolio's principal investment strategies and some of which are not. The principal risks of the Portfolio's principal strategies are discussed in the Prospectus. It may not buy all of the types of securities or use all of the investment techniques that are described. The Portfolio invests in a wide array of stocks, and no single stock makes up more than a small fraction of the Portfolio's total assets. Of course, the Portfolio's holdings are subject to change.

     Illiquid Securities. Illiquid securities are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. These may include unregistered or other restricted securities and repurchase agreements maturing in greater than seven days. Illiquid securities may also include commercial paper under section 4(2) of the 1933 Act, as amended, and Rule 144A securities (restricted securities that may be traded freely among qualified institutional buyers pursuant to an exemption from the registration requirements of the securities laws); these securities are considered illiquid unless NB Management, acting pursuant to guidelines established by the Trustees, determines they are liquid. Generally, foreign securities freely tradable in their principal market are not considered restricted or illiquid even if they are not registered in the U.S. Illiquid securities may be difficult for the Portfolio to value or dispose of due to the absence of an active trading market. The sale of some illiquid securities by the Portfolio may be subject to legal restrictions which could be costly to the Portfolio.

     Policies and Limitations. The Portfolio may invest up to 15% of its net assets in illiquid securities.

     Repurchase Agreements. In a repurchase agreement, the Portfolio purchases securities from a bank that is a member of the Federal Reserve System or from a securities dealer, that agrees to repurchase the securities from the Portfolio at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. Costs, delays, or losses could result if the selling party to a repurchase agreement becomes bankrupt or otherwise defaults. NB Management monitors the creditworthiness of sellers.

     Policies and Limitations. Repurchase agreements with a maturity of more than seven days are considered to be illiquid securities. The Portfolio may not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. The Portfolio may enter into a repurchase agreement only if (1) the underlying securities are of a type (excluding maturity and duration limitations) that the Portfolio's investment policies and limitations would allow it to purchase directly, (2) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the repurchase price, and (3) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Portfolio's account by its custodian or a bank acting as the Portfolio's agent.

     Securities Loans. The Portfolio may lend portfolio securities to banks, brokerage firms, or institutional investors judged creditworthy by NB Management, provided that cash or equivalent collateral, equal to at least 100% of the market value of the loaned securities, is continuously maintained by the borrower with the Portfolio. The Portfolio may invest the cash collateral and earn income, or it may receive an agreed upon amount of interest income from a borrower who has delivered equivalent collateral. During the time securities are on loan, the borrower will pay the Portfolio an amount equivalent to any dividends or interest paid on such securities. These loans are subject to termination at the option of the Portfolio or the borrower. The Portfolio may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Portfolio does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. NB Management believes the risk of loss on these transactions is slight because, if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially.

     Policies and Limitations. The Portfolio may lend its securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or other institutional investors judged creditworthy by NB Management. Borrowers are required continuously to secure their obligations to return securities on loan from the Portfolio by depositing collateral in a form determined to be satisfactory by the Trustees. The collateral, which must be marked to market daily, must be equal to at least 100% of the market value of the loaned securities, which will also be marked to market daily.

     Restricted Securities and Rule 144A Securities. The Portfolio may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by the Portfolio qualify under Rule 144A, and an institutional market develops for those securities, the Portfolio likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could have the effect of increasing the level of the Portfolio's illiquidity. NB Management, acting under guidelines established by the Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid. Foreign securities that are freely tradable in their principal markets are not considered to be restricted. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.

     Where registration is required, the Portfolio may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell. Restricted securities for which no market exists are priced by a method that the Trustees believe accurately reflect fair value.

     Policies and Limitations. To the extent restricted securities, including Rule 144A securities, are illiquid, purchases thereof will be subject to the Portfolio's 15% limit on investments in illiquid securities.

     Commercial Paper. Commercial paper is a short-term debt security issued by a corporation, bank, municipality, or other issuer, usually for purposes such as financing current operations. The Portfolio may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While restricted commercial paper normally is deemed illiquid, NB Management may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Trustees.

     Policies and Limitations. The Portfolio normally may invest up to 20% of its net assets in debt securities, including commercial paper. The Portfolio may invest in commercial paper only if it has received the highest rating from S&P (A-1) or Moody's (P-1) or is deemed by NB Management to be of comparable quality. To the extent restricted commercial paper is deemed illiquid, purchases thereof will be subject to the Portfolio's 15% limit on investments in illiquid securities.

     Reverse Repurchase Agreements. In a reverse repurchase agreement, the Portfolio sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest. Reverse repurchase agreements may increase fluctuations in the Portfolio's net asset value ("NAV") and may be viewed as a form of leverage.

There is a risk that the counter-party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Portfolio. NB Management monitors the creditworthiness of counterparties to reverse repurchase agreements.

     Policies and Limitations. Reverse repurchase agreements are considered borrowings for purposes of the Portfolio's investment limitations and policies concerning borrowings. While a reverse repurchase agreement is outstanding, the Portfolio will deposit in a segregated account with its custodian cash or appropriate liquid securities, marked to market daily, in an amount at least equal to the Portfolio's obligations under the agreement.

     Banking and Savings Institution Securities. These include CDs, time deposits, bankers' acceptances, and other short-term and long-term debt obligations issued by commercial banks and savings institutions. CDs are receipts for funds deposited for a specified period of time at a specified rate of return; time deposits generally are similar to CDs, but are uncertificated. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions. The CDs, time deposits, and bankers' acceptances in which the Portfolio invests typically are not covered by deposit insurance.

     Policies and Limitations. CDs are interpreted to include similar types of time deposits. The Portfolio may invest in securities issued by a commercial bank or savings institution only if (1) the bank or institution has total assets of at least $1,000,000,000, (2) the bank or institution is on NB Management's approved list, and (3) in the case of a foreign bank or institution, the securities are, in NB Management's opinion, of an investment quality comparable with other debt securities that may be purchased by the Portfolio. These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks that meet the foregoing requirements.

     The Portfolio will normally limit its investments in debt securities, including banking and savings institution securities, to no more than 20% of its total assets.

     Foreign Securities. The Portfolio may invest in U.S. dollar-denominated securities issued by foreign issuers and foreign branches of U.S. banks, including negotiable CDs, banker's acceptances and commercial paper. Foreign issuers are issuers organized and doing business principally outside the U.S. and include banks, non-U.S. governments and quasi-governmental organizations.

     While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision regarding financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial standards or the application of standards that are different or less stringent than those applied in the United States. It may be difficult to invoke legal process or to enforce contractual obligations abroad.

     The Portfolio also may invest in equity, debt, or other income-producing securities that are denominated in or indexed to foreign currencies, including, but not limited to (1) common and preferred stocks, (2) CDs, commercial paper, fixed-time deposits, and bankers' acceptances issued by foreign banks, (3) obligations of other corporations, and (4) obligations of foreign governments, or their subdivisions, agencies, and instrumentalities, international agencies, and supranational entities. Investing in foreign currency denominated securities includes the special risks associated with investing in non-U.S. issuers described in the preceding paragraph and the additional risks of (1) adverse changes in foreign exchange rates, and (2) adverse changes in investment or exchange control regulations (which could prevent cash from being brought back to the United States). Additionally, dividends and interest payable on foreign securities (and gains realized on disposition thereof) may be subject to foreign taxes, including taxes withheld from those payments, and there are generally higher commission rates on foreign portfolio transactions. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Portfolio endeavors to achieve the most favorable net results on portfolio transactions.

     Foreign securities often trade with less frequency and in less volume than domestic securities and may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodian fees than apply to domestic custodial arrangements and transaction costs of foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in currencies other than the U.S. dollar.

     Foreign markets also have different clearance and settlement procedures, and in certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of the Portfolio is uninvested and no return is earned thereon. The inability of the Portfolio to make intended security purchases due to settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Portfolio due to subsequent declines in value of the portfolio securities, or, if the Portfolio has entered into a contract to sell the securities, could result in possible liability to the purchaser.

     Prices of foreign securities and exchange rates for foreign currencies may be affected by the interest rates prevailing in other countries. The interest rates in other countries are often affected by local factors, including the strength of the local economy, the demand for borrowing, the government's fiscal and monetary policies, and the international balance of payments. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

     The Portfolio may invest in ADRs, EDRs, GDRs, and IDRs. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing its ownership of the underlying foreign securities. Most ADRs are denominated in U.S. dollars and are traded on a U.S. stock exchange. Issuers of the securities underlying sponsored ADRs, but not unsponsored ADRs, are contractually obligated to disclose material information in the United States. Therefore, the market value of unsponsored ADRs may not reflect the effect of such information. EDRs and IDRs are receipts typically issued by a European bank or trust company evidencing its ownership of the underlying foreign securities. GDRs are receipts issued by either a U.S. or non-U.S. banking institution evidencing its ownership of the underlying foreign securities and are often denominated in U.S. dollars.

     Policies and Limitations. In order to limit the risks inherent in investing in foreign currency denominated securities, the Portfolio may not purchase foreign currency denominated securities if, as a result, more than 20% of its total assets (taken at market value) would be invested in such securities. Within those limitations, however, the Portfolio is not restricted in the amount it may invest in securities denominated in any one foreign currency.

     Investments in securities of foreign issuers are subject to the Portfolio's quality standards. The Portfolio may invest only in securities of issuers in countries whose governments are considered stable by NB Management.

     Variable or Floating Rate Securities; Demand and Put Features and Guarantees. Variable rate securities provide for automatic adjustment of the interest rate at fixed intervals (e.g., daily, monthly, or semi-annually); floating rate securities provide for automatic adjustment of the interest rate whenever a specified interest rate or index changes. The interest rate on variable and floating rate securities (collectively, "Adjustable Rate Securities") ordinarily is determined by reference to a particular bank's prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank CDs, an index of short-term tax-exempt rates or some other objective measure.

     Adjustable Rate Securities frequently permit the holder to demand payment of the obligations' principal and accrued interest at any time or at specified intervals not exceeding one year. The demand feature usually is backed by a credit instrument (e.g., a bank letter of credit) from a creditworthy issuer and sometimes by insurance from a creditworthy insurer. Without these credit enhancements, some Adjustable Rate Securities might not meet the quality standards applicable to obligations purchased by the Portfolio. Accordingly, in purchasing these securities, the Portfolio relies primarily on the creditworthiness of the credit instrument issuer or the insurer. The Portfolio can also buy fixed rate securities accompanied by demand features or put options, permitting the Portfolio to sell the security to the issuer or third party at a specified price. The Portfolio may rely on the creditworthiness of issuers of credit enhancements in purchasing these securities.

     Policies and Limitations. The Portfolio may not invest more than 5% of its total assets in securities backed by credit instruments from any one issuer or by insurance from any one insurer. For purposes of this limitation, the Portfolio excludes securities that do not rely on the credit instrument or insurance for their ratings, i.e., stand on their own credit. The Portfolio normally may invest up to 20% of its total assets in debt securities, including variable or floating rate securities.

     In calculating its dollar-weighted average maturity and duration, the Portfolio is permitted to treat certain Adjustable Rate Securities as maturing on a date prior to the date on which principal must unconditionally be paid. In applying such maturity shortening devices, NB Management considers whether the interest rate reset is expected to cause the security to trade at approximately its par value.

         Futures, Options on Futures, Options on Securities and Indices,
                    Forward Contracts, and Options on Foreign
               Currencies (collectively, "Financial Instruments")

     Futures Contracts and Options Thereon. The Portfolio may purchase and sell interest rate futures contracts, stock and bond index futures contracts, and foreign currency futures contracts and may purchase and sell options thereon in an attempt to hedge against changes in the prices of securities or, in the case of foreign currency futures and options thereon, to hedge against changes in prevailing currency exchange rates. Because the futures markets may be more liquid than the cash markets, the use of futures contracts permits the Portfolio to enhance portfolio liquidity and maintain a defensive position without having to sell portfolio securities. The Portfolio views investment in (i) interest rate and securities index futures and options thereon as a maturity management device and/or a device to reduce risk or preserve total return in an adverse environment for the hedged securities, and (ii) foreign currency futures and options thereon as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies that are held or intended to be acquired by the Portfolio.

     For the purposes of managing cash flow, the Portfolio may purchase and sell stock index futures contracts, and may purchase and sell options thereon to increase its exposure to the performance of a recognized securities index, such as the S&P 500 Index.

     A "sale" of a futures contract (or a "short" futures position) entails the assumption of a contractual obligation to deliver the securities or currency underlying the contract at a specified price at a specified future time. A "purchase" of a futures contract (or a "long" futures position) entails the assumption of a contractual obligation to acquire the securities or currency underlying the contract at a specified price at a specified future time. Certain futures, including stock and bond index futures, are settled on a net cash payment basis rather than by the sale and delivery of the securities underlying the futures.

     U.S. futures contracts (except certain currency futures) are traded on exchanges that have been designated as "contract markets" by the CFTC; futures transactions must be executed through a futures commission merchant that is a member of the relevant contract market. In both U.S. and foreign markets, an exchange's affiliated clearing organization guarantees performance of the contracts between the clearing members of the exchange.

     Although futures contracts by their terms may require the actual delivery or acquisition of the underlying securities or currency, in most cases the contractual obligation is extinguished by being offset before the expiration of the contract. A futures position is offset by buying (to offset an earlier sale) or selling (to offset an earlier purchase) an identical futures contract calling for delivery in the same month. This may result in a profit or loss. While futures contracts entered into by the Portfolio will usually be liquidated in this manner, the Portfolio may instead make or take delivery of underlying securities whenever it appears economically advantageous for it to do so.

     "Margin" with respect to a futures contract is the amount of assets that must be deposited by the Portfolio with, or for the benefit of, a futures commission merchant in order to initiate and maintain the Portfolio's futures positions. The margin deposit made by the Portfolio when it enters into a futures contract ("initial margin") is intended to assure its performance of the contract. If the price of the futures contract changes -- increases in the case of a short (sale) position or decreases in the case of a long (purchase) position -- so that the unrealized loss on the contract causes the margin deposit not to satisfy margin requirements, the Portfolio will be required to make an additional margin deposit ("variation margin"). However, if favorable price changes in the futures contract cause the margin deposit to exceed the required margin, the excess will be paid to the Portfolio. In computing its NAV, the Portfolio marks to market the value of its open futures positions. The Portfolio also must make margin deposits with respect to options on futures that it has written (but not with respect to options on futures that it has purchased). If the futures commission merchant holding the margin deposit goes bankrupt, the Portfolio could suffer a delay in recovering its funds and could ultimately suffer a loss.

     An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short futures position (if the option is a call) or a long futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer's futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. Options on futures have characteristics and risks similar to those of securities options, as discussed herein.

     Although the Portfolio believes that the use of futures contracts will benefit it, if NB Management's judgment about the general direction of the markets or about interest rate or currency exchange rate trends is incorrect, the Portfolio's overall return would be lower than if it had not entered into any such contracts. Further, an appropriate futures contract may not be available even if the portfolio manager wishes to enter into one. The prices of futures contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest or currency exchange rates, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. At best, the correlation between changes in prices of futures contracts and of securities being hedged can be only approximate due to differences between the futures and securities markets or differences between the securities or currencies underlying the Portfolio's futures position and the securities held by or to be purchased for the Portfolio. The currency futures market may be dominated by short-term traders seeking to profit from changes in exchange rates. This would reduce the value of such contracts used for hedging purposes over a short-term period. Such distortions are generally minor and would diminish as the contract approaches maturity.

     Because of the low margin deposits required, futures trading involves an extremely high degree of leverage; as a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, or gain, to the investor. Losses that may arise from certain futures transactions are potentially unlimited.

     Most U.S. futures exchanges limit the amount of fluctuation in the price of a futures contract or option thereon during a single trading day; once the daily limit has been reached, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day, however; it thus does not limit potential losses. In fact, it may increase the risk of loss, because prices can move to the daily limit for several consecutive trading days with little or no trading, thereby preventing liquidation of unfavorable futures and options positions and subjecting traders to substantial losses. If this were to happen with respect to a position held by the Portfolio, it could (depending on the size of the position) have an adverse impact on the NAV of the Portfolio.

     Single stock and narrow-based security index futures, and options thereon, have not been permitted to trade in the United States until very recently. Therefore it may be very difficult, at least initially, to predict how the markets in these instruments will behave, particularly in unusual circumstances. In addition, as some of the markets on which such instruments will trade are also new (such as derivatives transaction execution facilities or "DTEFs"), they have no operating history. In addition, DTEFs are principal markets; therefore, no clearing house in effect guarantees performance of the counter-party to a contract executed on a DTEF.

     Policies and Limitations. The Portfolio may purchase and sell futures contracts and may purchase and sell options thereon in an attempt to hedge against changes in the prices of securities or, in the case of foreign currency futures and options thereon, to hedge against prevailing currency exchange rates. The Portfolio does not engage in transactions in futures and options on futures for speculation.

     For purposes of managing cash flow, the Portfolio may purchase and sell stock index futures contracts, and may purchase and sell options thereon to increase the fund's exposure to the performance of a recognized securities index, such as the S&P 500 Index.

     Call Options on Securities. The Portfolio may write covered call options and may purchase call options on securities. The purpose of writing call options is to hedge (i.e., to reduce, at least in part, the effect of price fluctuations of securities held by the Portfolio on the Portfolio's NAV) or to earn premium income. Portfolio securities on which call options may be written and purchased by the Portfolio are purchased solely on the basis of investment considerations consistent with the Portfolio's investment objective.

     When the Portfolio writes a call option, it is obligated to sell a security to a purchaser at a specified price at any time until a certain date if the purchaser decides to exercise the option. The Portfolio receives a premium for writing the call option. When writing call options, the Portfolio writes only "covered" call options on securities it owns. So long as the obligation of the call option continues, the Portfolio may be assigned an exercise notice, requiring it to deliver the underlying security against payment of the exercise price. The Portfolio may be obligated to deliver securities underlying an option at less than the market price.

     The writing of covered call options is a conservative investment technique that is believed to involve relatively little risk, but is capable of enhancing the Portfolio's total return. When writing a covered call option, the Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline.

     If a call option that the Portfolio has written expires unexercised, the Portfolio will realize a gain in the amount of the premium; however, that gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security.

     When the Portfolio purchases a call option, it pays a premium for the right to purchase a security from the writer at a specified price until a specified date.

     Policies and Limitations. The Portfolio may write covered call options and may purchase call options in related closing transactions. The Portfolio writes only "covered" call options on securities it owns (in contrast to the writing of "naked" or uncovered call options, which the Portfolio will not do).

     The Portfolio would purchase a call option to offset a previously written call option. The Portfolio also may purchase a call option to protect against an increase in the price of the securities it intends to purchase.

     Put Options on Securities. The Portfolio may write and purchase put options on securities. The Portfolio will receive a premium for writing a put option, which obligates the Portfolio to acquire a security at a certain price at any time until a certain date if the purchaser decides to exercise the option. The Portfolio may be obligated to purchase the underlying security at more than its current value.

     When the Portfolio purchases a put option, it pays a premium to the writer for the right to sell a security to the writer for a specified amount at any time until a certain date. The Portfolio would purchase a put option in order to protect itself against a decline in the market value of a security it owns.

     Portfolio securities on which put options may be written and purchased by the Portfolio are purchased solely on the basis of investment considerations consistent with the Portfolio's investment objective. When writing a put option, the Portfolio, in return for the premium, takes the risk that it must purchase the underlying security at a price that may be higher than the current market price of the security. If a put option that the Portfolio has written expires unexercised, the Portfolio will realize a gain in the amount of the premium.

     Policies and Limitations. The Portfolio generally writes and purchases put options on securities for hedging purposes (i.e., to reduce, at least in part, the effect of price fluctuations of securities held by the Portfolio on the Portfolio's NAV).

     General Information About Securities Options. The exercise price of an option may be below, equal to, or above the market value of the underlying security at the time the option is written. Options normally have expiration dates between three and nine months from the date written. American-style options are exercisable at any time prior to their expiration date. The obligation under any option written by the Portfolio terminates upon expiration of the option or, at an earlier time, when the Portfolio offsets the option by entering into a "closing purchase transaction" to purchase an option of the same series. If an option is purchased by the Portfolio and is never exercised or closed out, the Portfolio will lose the entire amount of the premium paid.

     Options are traded both on U.S. national securities exchanges and in the over-the-counter ("OTC") market. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed; the clearing organization in effect guarantees completion of every exchange-traded option. In contrast, OTC options are contracts between the Portfolio and a counter-party, with no clearing organization guarantee. Thus, when the Portfolio sells (or purchases) an OTC option, it generally will be able to "close out" the option prior to its expiration only by entering into a closing transaction with the dealer to whom (or from whom) the Portfolio originally sold (or purchased) the option. There can be no assurance that the Portfolio would be able to liquidate an OTC option at any time prior to expiration. Unless the Portfolio is able to effect a closing purchase transaction in a covered OTC call option it has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or until different cover is substituted. In the event of the counter-party's insolvency, the Portfolio may be unable to liquidate its options position and the associated cover. NB Management monitors the creditworthiness of dealers with which the Portfolio may engage in OTC options transactions.

     The premium received (or paid) by the Portfolio when it writes (or purchases) an option is the amount at which the option is currently traded on the applicable market. The premium may reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the length of the option period, the general supply of and demand for credit, and the interest rate environment. The premium received by the Portfolio for writing an option is recorded as a liability on the Portfolio's statement of assets and liabilities. This liability is adjusted daily to the option's current market value, which is the last reported sales price before the time the Portfolio's NAV is computed on the day the option is being valued or, in the absence of any trades thereof on that day, the mean between the bid and asked prices as of that time.

     Closing transactions are effected in order to realize a profit (or minimize a loss) on an outstanding option, to prevent an underlying security from being called, or to permit the sale or the put of the underlying security. Furthermore, effecting a closing transaction permits the Portfolio to write another call option on the underlying security with a different exercise price or expiration date or both. There is, of course, no assurance that the Portfolio will be able to effect closing transactions at favorable prices. If the Portfolio cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold (or purchase a security that it would not have otherwise bought), in which case it would continue to be at market risk on the security.

     The Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the call or put option.

Because increases in the market price of a call option generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset, in whole or in part, by appreciation of the underlying security owned by the Portfolio; however, the Portfolio could be in a less advantageous position than if it had not written the call option.

     The Portfolio pays brokerage commissions or spreads in connection with purchasing or writing options, including those used to close out existing positions. From time to time, the Portfolio may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering the security from its portfolio. In those cases, additional brokerage commissions are incurred.

     The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.

     Policies and Limitations. The Portfolio may use American-style options. The assets used as cover (or held in a segregated account) for OTC options written by the Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC call option written subject to this procedure will be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

     Put and Call Options on Securities Indices. For purposes of managing cash flow, the Portfolio may purchase put and call options on securities indices to increase the Portfolio's exposure to the performance of a recognized securities index, such as the S&P 500 Index.

     Unlike a securities option, which gives the holder the right to purchase or sell a specified security at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (1) the difference between the exercise price of the option and the value of the underlying securities index on the exercise date (2) multiplied by a fixed "index multiplier." A securities index fluctuates with changes in the market values of the securities included in the index. Options on stock indices are currently traded on the Chicago Board Options Exchange, the New York Stock Exchange ("NYSE"), the American Stock Exchange, and other U.S. and foreign exchanges.

     The effectiveness of hedging through the purchase of securities index options will depend upon the extent to which price movements in the securities being hedged correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by the Portfolio will not exactly match the composition of the securities indices on which options are available.

     Securities index options have characteristics and risks similar to those of securities options, as discussed herein.

     Policies and Limitations. For purposes of managing cash flow, the Portfolio may purchase put and call options on securities indices to increase the Portfolio's exposure to the performance of a recognized securities index, such as the S&P 500 Index. All securities index options purchased by the Portfolio will be listed and traded on an exchange.

     Foreign Currency Transactions. The Portfolio may enter into contracts for the purchase or sale of a specific currency at a future date (usually less than one year from the date of the contract) at a fixed price ("forward contracts"). The Portfolio also may engage in foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market.

     The Portfolio enters into forward contracts in an attempt to hedge against changes in prevailing currency exchange rates. The Portfolio does not engage in transactions in forward contracts for speculation; it views investments in forward contracts as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies. Forward contract transactions include forward sales or purchases of foreign currencies for the purpose of protecting the U.S. dollar value of securities held or to be acquired by the Portfolio or protecting the U.S. dollar equivalent of dividends, interest, or other payments on those securities.

     Forward contracts are traded in the interbank market directly between dealers (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades; foreign exchange dealers realize a profit based on the difference (the spread) between the prices at which they are buying and selling various currencies.

     At the consummation of a forward contract to sell currency, the Portfolio may either make delivery of the foreign currency or terminate its contractual obligation to deliver by purchasing an offsetting contract. If the Portfolio chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of portfolio securities denominated in such currency or through conversion of other assets of the Portfolio into such currency. If the Portfolio engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been a change in forward contract prices. Closing purchase transactions with respect to forward contracts are usually made with the currency dealer who is a party to the original forward contract.

     NB Management believes that the use of foreign currency hedging techniques, including "proxy-hedges," can provide significant protection of NAV in the event of a general rise in the U.S. dollar against foreign currencies. For example, the return available from securities denominated in a particular foreign currency would diminish if the value of the U.S. dollar increased against that currency. Such a decline could be partially or completely offset by an increase in value of a hedge involving a forward contract to sell that foreign currency or a proxy-hedge involving a forward contract to sell a different foreign currency whose behavior is expected to resemble the currency in which the securities being hedged are denominated but which is available on more advantageous terms.

     However, a hedge or proxy-hedge cannot protect against exchange rate risks perfectly, and, if NB Management is incorrect in its judgment of future exchange rate relationships, the Portfolio could be in a less advantageous position than if such a hedge had not been established. If the Portfolio uses proxy-hedging, it may experience losses on both the currency in which it has invested and the currency used for hedging if the two currencies do not vary with the expected degree of correlation. Using forward contracts to protect the value of the Portfolio's securities against a decline in the value of a currency does not eliminate fluctuations in the prices of the underlying securities. Because forward contracts are not traded on an exchange, the assets used to cover such contracts may be illiquid. The Portfolio may experience delays in the settlement of its foreign currency transactions.

     Policies and Limitations. The Portfolio may enter into forward contracts for the purpose of hedging and not for speculation.

     Options on Foreign Currencies. The Portfolio may write and purchase covered call and put options on foreign currencies.

     Currency options have characteristics and risks similar to those of securities options, as discussed herein. Certain options on foreign currencies are traded on the OTC market and involve liquidity and credit risks that may not be present in the case of exchange-traded currency options.

     Policies and Limitations. The Portfolio would use options on foreign currencies to protect against declines in the U.S. dollar value of portfolio securities or increases in the U.S. dollar cost of securities to be acquired or to protect the U.S. dollar equivalent of dividends, interest, or other payments on those securities.

     Regulatory Limitations on Using Financial Instruments. To the extent the Portfolio sells or purchases futures contracts or writes options thereon or options on foreign currencies that are traded on an exchange regulated by the CFTC other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on those positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the Portfolio's net assets.

     Cover for Financial Instruments. Securities held in a segregated account cannot be sold while the futures, options, or forward strategy covered by those securities is outstanding, unless they are replaced with other suitable assets. As a result, segregation of a large percentage of the Portfolio's assets could impede portfolio management or the Portfolio's ability to meet current obligations. The Portfolio may be unable to promptly dispose of assets which cover, or are segregated with respect to, an illiquid futures, options, or forward position; this inability may result in a loss to the Portfolio.

     Policies and Limitations. The Portfolio will comply with SEC guidelines regarding "cover" for Financial Instruments and, if the guidelines so require, set aside in a segregated account with its custodian the prescribed amount of cash or appropriate liquid securities.

     General Risks of Financial Instruments. The primary risks in using Financial Instruments are: (1) imperfect correlation or no correlation between changes in market value of the securities or currencies held or to be acquired by the Portfolio and changes in the prices of Financial Instruments; (2) possible lack of a liquid secondary market for Financial Instruments and the resulting inability to close out Financial Instruments when desired; (3) the fact that the skills needed to use Financial Instruments are different from those needed to select the Portfolio's securities; (4) the fact that, although use of Financial Instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of the Portfolio to purchase or sell a portfolio security at a time that would otherwise be favorable for it to do so, or the possible need for the Portfolio to sell a portfolio security at a disadvantageous time, due to its need to maintain cover or to segregate securities in connection with its use of Financial Instruments. There can be no assurance that the Portfolio's use of Financial Instruments will be successful.

     The Portfolio's use of Financial Instruments may be limited by the provisions of the Internal Revenue Code of 1986, as amended ("Code"), with which it must comply if it is to continue to qualify as a regulated investment company ("RIC"). See "Additional Tax Information." Financial Instruments may not be available with respect to some currencies, especially those of so-called emerging market countries.

     Policies and Limitations. NB Management intends to reduce the risk of imperfect correlation by investing only in Financial Instruments whose behavior is expected to resemble or offset that of the Portfolio's underlying securities or currency. NB Management intends to reduce the risk that the Portfolio will be unable to close out Financial Instruments by entering into such transactions only if NB Management believes there will be an active and liquid secondary market.

     Convertible Securities. The Portfolio may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock, or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities generally have features of both common stocks and debt securities. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities ordinarily provide a stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Convertible securities are usually subordinated to comparable-tier nonconvertible securities but rank senior to common stock in a corporation's capital structure. The value of a convertible security is a function of (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege, and (2) its worth, at market value, if converted into the underlying common stock.

     The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that nonconvertible debt does not. Convertible securities are typically issued by smaller capitalized companies whose stock prices may be volatile. A convertible security is a bond, debenture, note, preferred stock, or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities generally have features of both common stocks and debt securities. A convertible security may be subject to redemption at the option of the issuer at a price established in the security's governing instrument. If a convertible security held by the Portfolio is called for redemption, the Portfolio will be required to convert it into the underlying common stock, sell it to a third party or permit the issuer to redeem the security. Any of these actions could have an adverse effect on the Portfolio's ability to achieve its investment objective.

     Policies and Limitations. Convertible debt securities are subject to the Portfolio's investment policies and limitations concerning debt securities.

     Preferred Stock. The Portfolio may invest in preferred stock. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer's board of directors, although preferred shareholders may have certain rights if dividends are not paid. Shareholders may suffer a loss of value if dividends are not paid, and generally have no legal recourse against the issuer. The market prices of preferred stocks are generally more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities.

     U.S. Government and Agency Securities. U.S. Government Securities are obligations of the U.S. Treasury backed by the full faith and credit of the United States. U.S. Government Agency Securities are issued or guaranteed by U.S. Government agencies, or by instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), Fannie Mae (also known as the Federal National Mortgage Association), Freddie Mac (also known as the Federal Home Loan Mortgage Corporation), Student Loan Marketing Association (commonly known as "Sallie Mae"), and Tennessee Valley Authority. Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may be supported by the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. U.S. Government Agency Securities include U.S. Government Agency mortgage-backed securities. (See "Mortgage-Backed Securities," below.) The market prices of U.S. Government Agency Securities are not guaranteed by the Government and generally fluctuate inversely with changing interest rates.

     Policies and Limitations. The Portfolio normally may invest up to 35% of its total assets in debt securities, including U.S. Government and Agency Securities.

     Fixed Income Securities. While the emphasis of the Portfolio's investment programs is on common stocks and other equity securities, it may also invest in money market instruments, U.S. Government and Agency Securities, and other fixed income securities. The Portfolio may invest in investment grade corporate bonds and debentures. The Portfolio may also invest in corporate debt securities rated below investment grade.

     "Investment grade" debt securities are those receiving one of the four highest ratings from Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's ("S&P"), or another nationally recognized statistical rating organization ("NRSRO") or, if unrated by any NRSRO, deemed by NB Management to be comparable to such rated securities ("Comparable Unrated Securities"). Securities rated by Moody's in its fourth highest rating category (Baa) or Comparable Unrated Securities may be deemed to have speculative characteristics.

     The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, coupon, and rating may have different yields. Although the Portfolio may rely on the ratings of any NRSRO, the Portfolio primarily refers to ratings assigned by S&P and Moody's, which are described in Appendix A to this SAI.

     Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and market liquidity ("market risk"). The value of the fixed income securities in which the Portfolio may invest is likely to decline in times of rising market interest rates. Conversely, when rates fall, the value of the Portfolio's fixed income investments is likely to rise. Foreign debt securities are subject to risks similar to those of other foreign securities. Lower rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

     Lower Rated Debt Securities. Lower-rated debt securities or "junk bonds" are those rated below the fourth highest category by all NRSROs that have rated them (including those securities rated as low as D by S&P) or unrated securities of comparable quality. Securities rated below investment grade may be considered speculative. Securities rated B are judged to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with their terms and obligations. Lower rated debt securities generally offer a higher current yield than that available for investment grade issues with similar maturities, but they may involve significant risk under adverse conditions. In particular, adverse changes in general economic conditions and in the industries in which the issuers are engaged and changes in the financial condition of the issuers are more likely to cause price volatility and weaken the capacity of the issuer to make principal and interest payments than is the case for higher-grade debt securities. In addition, investing in lower-quality securities may cause the Portfolio to incur additional expenses to the extent recovery is sought on defaulted securities. Because of the many risks involved in investing in high-yield securities, the success of such investments is dependent on the credit analysis of NB Management.

     During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of interest and principal and increase the possibility of default. In addition, such issuers may not have more traditional methods of financing available to them and may be unable to repay debt at maturity by refinancing. The risk of loss due to default by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.

     The market for lower rated debt securities has expanded rapidly in recent years, and its growth generally paralleled a long economic expansion. In the past, the prices of many lower rated debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower rated debt securities rose dramatically. However, such higher yields did not reflect the value of the income stream that holders of such securities expected, but rather the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers' financial restructuring or defaults. There can be no assurance that such declines will not recur.

     The market for lower rated debt issues generally is thinner or less active than that for higher quality securities, which may limit the Portfolio's ability to sell such securities at fair value in response to changes in the economy or financial markets. Judgment may play a greater role in pricing such securities than it does for more liquid securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower rated debt securities, especially in a thinly traded market.

     See Appendix A for further information about the ratings of debt securities assigned by S&P and Moody's.

     Policies and Limitations. The Portfolio may invest up to 10% of its net assets, measured at the time of investment, in debt securities rated below investment grade, but rated at least C by S&P or Moody's, or Comparable Unrated Securities.

     Subsequent to its purchase by the Portfolio, an issue of debt securities may cease to be rated or its rating may be reduced, so that the securities would no longer be eligible for purchase by the Portfolio. The Portfolio will engage in an orderly disposition of downgraded securities to the extent necessary to ensure that the Portfolio's holdings of securities rated below investment grade and Comparable Unrated Securities will not exceed 10% of its net assets.

     NB Management will invest in lower-rated securities only when it concludes that the anticipated return on such an investment to the Portfolio warrants exposure to the additional level of risk.

     Ratings of Fixed Income Securities

     As discussed above, the Portfolio may purchase securities rated by S&P, Moody's, or any other NRSRO. The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, duration, coupon, and rating may have different yields. Although the Portfolio may rely on the ratings of any NRSRO, the Portfolio mainly refers to ratings assigned by S&P and Moody's, which are described in Appendix A. The Portfolio may also invest in unrated securities that are deemed comparable in quality by NB Management to the rated securities in which the Portfolio may permissibly invest.

     High-quality debt securities. High-quality debt securities are securities that have received a rating from at least one NRSRO, such as S&P or Moody's, in one of the two highest rating categories (the highest category in the case of commercial paper) or, if not rated by any NRSRO, such as U.S. Government and Agency Securities, have been determined by NB Management to be of comparable quality.

     Investment Grade Debt Securities. Investment grade debt securities are securities that have received a rating from at least one NRSRO in one of the four highest rating categories or, if not rated by any NRSRO, have been determined by NB Management to be of comparable quality. Moody's deems securities rated in its fourth highest category (Baa) to have speculative characteristics; a change in economic factors could lead to a weakened capacity of the issuer to repay.

     Lower-Rated Debt Securities. Lower-rated debt securities or "junk bonds" are those rated below the fourth highest category by all NRSROs that have rated them (including those securities rated as low as D by S&P) or unrated securities of comparable quality. Securities rated below investment grade may be considered speculative. Securities rated B are judged to be predominantly speculative with respect to their capacity to pay interest and repay principal in accordance with the terms of the obligations. Although these securities generally offer higher yields than investment grade debt securities with similar maturities, lower-quality securities involve greater risks, including the possibility of default or bankruptcy by the issuer, or the securities may already be in default. See the additional risks described above for lower-rated securities.

     Subsequent to its purchase by the Portfolio, an issue of debt securities may cease to be rated or its rating may be reduced, so that the securities would no longer be eligible for purchase by the Portfolio. The policy on downgraded securities is discussed above under "Lower Rated Debt Securities."

     Duration and Maturity

     Duration is a measure of the sensitivity of debt securities to changes in market interest rates, based on the entire cash flow associated with the securities, including payments occurring before the final repayment of principal. Duration incorporates a bond's yield, coupon interest payments, final maturity and call features into one measure. Duration therefore provides a more accurate measurement of a bond's likely price change in response to a given change in market interest rates. The longer the duration, the greater the bond's price movement will be as interest rates change. For any fixed income security with interest payments occurring prior to the payment of principal, duration is always less than maturity.

     Futures, options and options on futures have durations which are generally related to the duration of the securities underlying them. Holding long futures or call option positions will lengthen the Portfolio's duration by approximately the same amount as would holding an equivalent amount of the underlying securities. Short futures or put options have durations roughly equal to the negative of the duration of the securities that underlie these positions, and have the effect of reducing portfolio duration by approximately the same amount as would selling an equivalent amount of the underlying securities.

     There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage-backed securities. The stated final maturity of such securities is generally 30 years, but current and expected prepayment rates are critical in determining the securities' interest rate exposure. In these and other similar situations, NB Management, where permitted, will use more sophisticated analytical techniques that incorporate the economic life of a security into the determination of its interest rate exposure.

     Risks of Equity Securities

     The Portfolio may invest in securities that include common stocks, preferred stocks, convertible securities and warrants. Common stocks and preferred stocks represent shares of ownership in a corporation. Preferred stocks usually have specific dividends and rank after bonds and before common stock in claims on assets of the corporation should it be dissolved. Increases and decreases in earnings are usually reflected in a corporation's stock price. Convertible securities are debt or preferred equity securities convertible into common stock. Usually, convertible securities pay dividends or interest at rates higher than common stock, but lower than other securities. Convertible securities usually participate to some extent in the appreciation or depreciation of the underlying stock into which they are convertible. Warrants are options to buy a stated number of shares of common stock at a specified price anytime during the life of the warrants.

     To the extent the Portfolio invests in such securities, the value of securities held by the Portfolio will be affected by changes in the stock markets, which may be the result of domestic or international political or economic news, changes in interest rates or changing investor sentiment. At times, the stock markets can be volatile and stock prices can change substantially. The equity securities of smaller companies are more sensitive to these changes than those of larger companies. This market risk will affect the Portfolio's NAV per share, which will fluctuate as the value of the securities held by the Portfolio changes. Not all stock prices change uniformly or at the same time and not all stock markets move in the same direction at the same time. Other factors affect a particular stock's prices, such as poor earnings reports by an issuer, loss of major customers, major litigation against an issuer, or changes in governmental regulations affecting an industry. Adverse news affecting one company can sometimes depress the stock prices of all companies in the same industry. Not all factors can be predicted.

     Other Investment Companies. The Portfolio at times may invest in instruments structured as investment companies to gain exposure to the performance of a recognized securities index, such as the S&P 500 Index or another appropriate index.

     As a shareholder in an investment company, the Portfolio would bear its pro rata share of that investment company's expenses. At the same time, the Portfolio will continue to pay its own management fees and expenses with respect to its portfolio investments, including the shares of other investment companies. Investment in other funds may involve the payment of substantial premiums above the value of such issuer's portfolio securities. The Portfolio does not intend to invest in such funds unless, in the judgment of NB Management, the potential benefits of such investment justify the payment of any applicable premium or sales charge.

     Policies and Limitations. The Portfolio's investment in such securities is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Portfolio's total assets with respect to any one investment company and (iii) 10% of the Portfolio's total assets in the aggregate.

     Preferred Stock. The Portfolio may invest in preferred stock. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer's board of directors. Preferred shareholders may have certain rights if dividends are not paid but generally have no legal recourse against the issuer. Shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are generally more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities.

                             PERFORMANCE INFORMATION

     The Portfolio's performance may be quoted in advertising in terms of yield or total return if accompanied by performance of an insurance company's separate account. The Portfolio's performance figures are based on historical earnings and are not intended to indicate future performance. The share price yield and total return of the Portfolio will vary, and an investment in the Portfolio, when redeemed, may be worth more or less than the original purchase price. Performance information does not reflect insurance product or qualified plan expenses.

Total Return Computations.

     The Portfolio may advertise certain total return information. An average annual compounded rate of return ("T") may be computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                                P (1 + T)(n) = ERV

     Average annual total return smoothes out year-to-year variations in performance and, in that respect, differs from actual year-to-year results. Of course, past performance cannot be a guarantee of future results. These calculations assume that all dividends and distributions are reinvested.

     The average annual total return for the Portfolio for the one year period ended December 31, 2001 and the period since inception (November 3, 1997) through December 31, 2001 was -24.64% and 14.41%, respectively.

     NB Management may waive a portion of its fee or reimburse the Portfolio and predecessors of the Portfolio for certain expenses during the periods shown, which has the effect of increasing total return. Actual reimbursements and waivers are described in the Prospectus and in "Investment Management and Administrative Services" below.

     Average annual total returns quoted for the Portfolio includes the effect of deducting the Portfolio's expenses, but do not include insurance-related charges and other expenses attributable to any particular insurance product. Since you can only purchase shares of the Portfolio through a variable annuity or variable life insurance contract you should carefully review the prospectus of the insurance product you have chosen for information on relevant charges and expenses. Excluding these charges from quotations of the Portfolio's performance has the effect of increasing the performance quoted. You should bear in mind the effect of these charges when comparing the Portfolio's performance to that of other mutual funds.

Comparative Information

     From time to time the Portfolio's performance may be compared with:

          (1) data (that may be expressed as rankings or ratings) published by independent services or publications (including newspapers, newsletters, and financial periodicals) that monitor the performance of mutual funds, such as Lipper Analytical Services, Inc. ("Lipper"), C.D.A. Investment Technologies, Inc., Wiesenberger Investment Companies Service, Investment Company Data Inc., IBC/Financial Data Inc.'s Money Market Fund Report, Morningstar, Inc. ("Morningstar"), Micropal Incorporated, VARDS and quarterly mutual fund rankings by Money, Fortune, Forbes, Business Week, Personal Investor, and U.S. News & World Report magazines, The Wall Street Journal, New York Times, Kiplinger's Personal Finance, and Barron's Newspaper, or

          (2) recognized bond, stock and other indices, such as the Shearson Lehman Bond Index, The Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"), S&P Small Cap 600 ("S&P 600"), S&P Mid Cap 400 ("S&P 400"), Russell 2000 Stock Index, Russell Mid Cap Growth Index, Dow Jones Industrial Average ("DJIA"), Wilshire 1750, NASDAQ, Montgomery Securities Growth Stock Index, Value Line Index, U.S. Department of Labor Consumer Price Index ("Consumer Price Index"), College Board Survey of Colleges Annual Increases of College costs, Kanon Bloch's Family Performance Index, the Barra Growth Index, the Barra Value Index, the EAFE(R)Index, the Financial Times World XUS Index, and various other domestic, international, and global indices. The S&P 500 Index is a broad index of common stock prices, while the DJIA represents a narrower segment of industrial companies. The S&P 600 includes stocks that range in market value from $35 million to $6.1 billion, with an average of $572 million. The S&P 400 measures mid-sized companies with an average market capitalization of $2.1 billion. The EAFE(R)Index is an unmanaged index of common stock prices of more than 1,000 companies from Europe, Australia, and the Far East translated into U.S. dollars. The Financial Times World XUS Index is an index of 24 international markets, excluding the U.S. market. Each assumes reinvestment of distributions and is calculated without regard to tax consequences or the costs of investing. The Portfolio may invest in different types of securities from those included in some of the above indices.

     Evaluations of the Portfolio's performance, its yield/total return and comparisons may be used in advertisements and in information furnished to present and prospective shareholders (collectively, "Advertisements"). The Portfolio may also be compared to individual asset classes such as common stocks, small-cap stocks, or Treasury bonds, based on information supplied by Ibbotson and Sinquefield.

     The Portfolio may invest some of its assets in different types of securities than those included in the index used as a comparison with the Portfolio's historical performance. The Portfolio may also compare certain indices, which represent different segments of the securities markets, for the purpose of comparing the historical returns and volatility of those particular market segments. Measures of volatility show the range of historical price fluctuations. Standard deviation may be used as a measure of volatility. There are other measures of volatility, which may yield different results.

     Other Performance Information. From time to time, information about the Portfolio's portfolio allocation and holdings as of a particular date may be included in Advertisements. This information may include portfolio diversification by asset type.

                              TRUSTEES AND OFFICERS

     The following tables set forth information concerning the trustees and officers of the Trust. All persons named as trustees and officers also serve in similar capacities for other funds administered or managed by NB Management and Neuberger Berman.

Information about the Board of Trustees

--------------------------------------------------------------------------------------------------------------------------
                                                                                   Number of
                                                                                 Portfolios in
                          Position and                                           Fund Complex    Other Directorships Held
Name, Age, and           Length of Time                                           Overseen by    Outside Fund Complex by
Address (1)                 Served (2)         Principal Occupation(s) (3)          Trustee               Trustee
--------------------------------------------------------------------------------------------------------------------------
Independent Trustees
--------------------------------------------------------------------------------------------------------------------------
John Cannon (72)         Trustee since     Retired. Formerly, Chairman and       30              Independent Trustee or
                         1994              Chief Investment Officer of CDC                       Director of three series
                                           Capital Management (registered                        of Oppenheimer Funds:
                                           investment adviser) (1993-Jan.                        Limited Term New York
                                           1999).                                                Municipal Fund, Rochester
                                                                                                 Fund Municipals, and
                                                                                                 Oppenheimer Convertible
                                                                                                 Securities Fund, 1992 to
                                                                                                 present.
--------------------------------------------------------------------------------------------------------------------------
Faith Colish (66)        Trustee since     Attorney at Law and President,        30
                         1982              Faith Colish, A Professional
                                           Corporation; 1980 to present.
--------------------------------------------------------------------------------------------------------------------------
Walter G. Ehlers (69)    Trustee since     Consultant, Retired President and     30
                         1989              Trustee of Teachers Insurance &
                                           Annuity (TIAA) and College
                                           Retirement Equities Fund (CREF).
--------------------------------------------------------------------------------------------------------------------------
C. Anne Harvey (64)      Trustee since     Consultant, C. A. Harvey              30
                         1998              Associates, June 2001 to present;
                                           Member, Individual Investors
                                           Advisory Committee to the New York
                                           Stock Exchange Board of Directors,
                                           1998 to present; Secretary, Board
                                           of Associates to The National
                                           Rehabilitation Hospital's Board of
                                           Directors; Director of American
                                           Association of Retired Persons
                                           (AARP), 1978 to December 2000;
                                           Member,
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                                                   Number of
                                                                                 Portfolios in
                          Position and                                           Fund Complex    Other Directorships Held
Name, Age, and           Length of Time                                           Overseen by    Outside Fund Complex by
Address (1)                 Served (2)         Principal Occupation(s) (3)          Trustee               Trustee
--------------------------------------------------------------------------------------------------------------------------
                                           American Savings Education
                                           Council's Policy Board (ASEC),
                                           1998-2000; Member, Executive
                                           Committee, Crime Prevention
                                           Coalition of America, 1997-2000.
--------------------------------------------------------------------------------------------------------------------------
Barry Hirsch (69)        Trustee since     Senior Vice President and General     30
                         1988              Counsel of Loews Corporation
                                           (diversified financial
                                           corporation).
--------------------------------------------------------------------------------------------------------------------------
Robert A. Kavesh (74)    Trustee since     Professor of Finance and Economics    30              Director, Delaware Labs,
                         1986              at Stern School of Business, New                      1978 to present
                                           York University.                                      (cosmetics).
--------------------------------------------------------------------------------------------------------------------------
Howard A. Mileaf (65)    Trustee since     Retired. Formerly, Vice President     30              Director, State Theatre
                         1984              and Special Counsel to WHX                            of New Jersey
                                           Corporation (holding company); 1993                   (not-for-profit theater),
                                           - 2001.                                               2000 to present;
                                                                                                 Formerly, Director of
                                                                                                 Kevlin Corporation
                                                                                                 (manufacturer of
                                                                                                 microwave and other
                                                                                                 products).
--------------------------------------------------------------------------------------------------------------------------
John P. Rosenthal (69)   Trustee since     Senior Vice President of Burnham      30              Director, 92nd Street Y
                         1985              Securities Inc. (a registered                         (non-profit), 1967 to
                                           broker-dealer) since 1991.                            present; Formerly,
                                                                                                 Director, Cancer
                                                                                                 Treatment Holdings, Inc.
--------------------------------------------------------------------------------------------------------------------------
William E. Rulon (69)    Trustee since     Retired. Senior Vice President of     30              Director, Pro-Kids Golf
                         1986              Foodmaker. Inc. (operator and                         and Learning Academy,
                                           Franchiser of Restaurants) until                      October 1998 to present
                                           January 1997; Secretary of                            (teach golf and computer
                                           Foodmaker, Inc. until July 1996.                      usage to "at risk"
                                                                                                 children); Director of
                                                                                                 Prandium, Inc. March 2001
                                                                                                 to present (restaurants).
--------------------------------------------------------------------------------------------------------------------------
Cornelius T. Ryan (70)   Trustee since     General Partner of Oxford Partners    30              Formerly, Director of
                         1982              and Oxford Bioscience Partners                        Capital Cash Management
                                           (venture capital partnerships) and                    Trust (money market fund)
                                           President of Oxford Venture                           and Prime Cash Fund.
                                           Corporation.
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                                                   Number of
                                                                                 Portfolios in
                          Position and                                           Fund Complex    Other Directorships Held
Name, Age, and           Length of Time                                           Overseen by    Outside Fund Complex by
Address (1)                 Served (2)         Principal Occupation(s) (3)          Trustee               Trustee
--------------------------------------------------------------------------------------------------------------------------
Tom Decker Seip (52)     Trustee since     General Partner of Seip Investments   30              Director, H&R Block, Inc.
                         2000              LP (a private investment                              (financial services
                                           partnership); President and CEO of                    company), May 2001 to
                                           Westaff, Inc., May 2001 to January                    present; Director,
                                           2002 (temporary staffing); Senior                     General Magic (voice
                                           Executive at the Charles Schwab                       recognition software),
                                           Corporation from 1983 to 1999;                        November 2001 to present;
                                           including Chief Executive Officer                     Director, Forward
                                           of Charles Schwab Investment                          Management, Inc. (asset
                                           Management, Inc. and Trustee of                       management),
                                           Schwab Family of Funds and Schwab                     2001-present; Member of
                                           Investments from 1997 to 1998;                        the Board of Directors of
                                           Executive Vice President-Retail                       E-Finance Corporation
                                           Brokerage for Charles Schwab                          (credit decisioning
                                           Investment Management from 1994 to                    services), 1999 to
                                           1997.                                                 present; Director,
                                                                                                 Save-Daily.com (micro
                                                                                                 investing services), 1999
                                                                                                 to present; Formerly,
                                                                                                 Director of Offroad
                                                                                                 Capital Inc. (pre-public
                                                                                                 internet commerce
                                                                                                 company).
--------------------------------------------------------------------------------------------------------------------------
Candace L. Straight      Trustee since     Private investor and consultant       30              Director, Providence
(54)                     1983              specializing in the insurance                         Washington (property and
                                           industry; Advisory Director of                        casualty insurance
                                           Securities Capital LLC (a global                      company), December 1998
                                           private equity investment firm                        to present; Director,
                                           dedicated to making investments in                    Summit Global Partners
                                           the insurance sector).                                (insurance brokerage
                                                                                                 firm), October 2000 to
                                                                                                 present.
--------------------------------------------------------------------------------------------------------------------------
Peter P. Trapp (57)      Trustee since     Regional Manager for Atlanta          30
                         1984              Region, Ford Motor Credit Company
                                           since August, 1997; prior thereto,
                                           President, Ford Life Insurance
                                           Company, April 1995 until August
                                           1997.
--------------------------------------------------------------------------------------------------------------------------
Trustees who are
"Interested Persons"
--------------------------------------------------------------------------------------------------------------------------
Michael M. Kassen*       President and     Executive Vice President and Chief    30              Executive Vice President,
(49)                     Trustee since     Investment Officer of Neuberger                       Chief Investment Officer
                         1999              Berman since 1999; Executive Vice                     and Director of Neuberger
                                           President and Chief Financial                         Berman Inc. (holding
                                           Officer of NB
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                                                   Number of
                                                                                 Portfolios in
                          Position and                                           Fund Complex    Other Directorships Held
Name, Age, and           Length of Time                                           Overseen by    Outside Fund Complex by
Address (1)                 Served (2)         Principal Occupation(s) (3)          Trustee               Trustee
--------------------------------------------------------------------------------------------------------------------------
                                           Management from November 1999 to                      company) since 1999;
                                           March 2000; Vice President of NB                      Chairman since May 2000
                                           Management from 1990 until 1999;                      and Director of NB
                                           Partner or Principal of Neuberger                     Management since January
                                           Berman from 1993.                                     1996.
--------------------------------------------------------------------------------------------------------------------------
Edward I. O'Brien*       Trustee since     Member, Investment Policy             30              Director of Legg Mason,
(73)                     1993              Committee, Edward Jones, 1993 -                       Inc. (financial services
                                           2001; President of the Securities                     holding company), 1993 to
                                           Industry Association ("SIA")                          present; Director, Boston
                                           (securities industry's                                Financial Group (real
                                           representative in government                          estate and tax shelters)
                                           relations and regulatory matters at                   1993-1999.
                                           the federal and state levels) from
                                           1974 - 1992; Adviser to SIA from
                                           November 1992 -November 1993.
--------------------------------------------------------------------------------------------------------------------------
Peter E. Sundman* (43)   Chairman of the   Executive Vice President of           30              Executive Vice President
                         Board, Chief      Neuberger Berman since 1999;                          and Director of Neuberger
                         Executive         Principal of Neuberger Berman from                    Berman Inc. (holding
                         Officer and       1997 until 1999; Senior Vice                          company) since 1999;
                         Trustee since     President of NB Management from                       President and Director of
                         1999              1996 until 1999; Director of                          NB Management since 1999.
                                           Institutional Services of NB
                                           Management from 1988 until 1996.
--------------------------------------------------------------------------------------------------------------------------

----------
     (1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

     (2) Pursuant to the Trust's Trust Instrument, each Trustee shall hold office for life or until his or her successor is elected or the Trust terminates; except that (a) any Trustee may resign by delivering a written resignation; (b) any Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Trustees; (c) any Trustee who requests to be retired, or who has become unable to serve, may be retired by a written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares.

     (3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

     * Indicates a trustee who is an "interested person" within the meaning of the 1940 Act. Mr. Sundman and Mr. Kassen are interested persons of the Trust by virtue of the fact that they are officers and/or directors of NB Management and Executive Vice Presidents of Neuberger Berman. Mr. O'Brien is an interested person of the Trust by virtue of the fact that he is a director of Legg Mason, Inc., a wholly owned subsidiary of which, from time to time, serves as a broker or dealer to the Portfolio and other funds for which NB Management serves as investment manager.

Information about the Officers of the Trust

                                      Position and
Name, Age, and Address(1)       Length of Time Served(2)        Principal Occupation(s)(3)
-------------------------   ---------------------------------   ----------------------------------------
Claudia A. Brandon (45)           Secretary since 1986          Vice President of Neuberger Berman since
                                                                2002 and employee since 1999; Vice
                                                                President of NB Management from 1986 to
                                                                1999; Vice President - Mutual Fund Board
                                                                Relations of NB Management since 2000;
                                                                Secretary of two other mutual funds for
                                                                which NB Management acts as investment
                                                                manager and administrator.

Robert Conti (45)               Vice President since 2000       Vice President of Neuberger Berman since
                                                                1999; Senior Vice President of NB
                                                                Management since 2000; Controller of NB
                                                                Management until 1996; Treasurer of NB
                                                                Management from 1996 until 1999; Vice
                                                                President of two other mutual funds for
                                                                which NB Management acts as investment
                                                                manager and administrator since 2000.

Stacy Cooper-Shugrue (38)     Assistant Secretary since 1991    Vice President - Mutual Fund Board
                                                                Relations of NB Management since
                                                                February 25, 2002; Employee of Neuberger
                                                                Berman since 1999; Assistant Vice
                                                                President of NB Management from 1993 to
                                                                1999; Assistant Secretary of two other
                                                                mutual funds for which NB Management
                                                                acts as investment manager and
                                                                administrator.

Brian J. Gaffney (48)           Vice President since 2000       Managing Director of Neuberger Berman
                                                                since 1999; Senior Vice President of NB
                                                                Management since 2000; Vice President of
                                                                NB Management from 1997 until 1999; Vice
                                                                President of two other mutual funds for
                                                                which NB Management acts as investment
                                                                manager and administrator since 2000.

John McGovern (32)            Assistant Treasurer since 2002    Accounting Manager for NB Management
                                                                from 1998 to 2002; Accounting Supervisor
                                                                for NB Management until 1998; Assistant
                                                                Treasurer of two other mutual funds for
                                                                which NB Management acts as investment
                                                                manager and administrator since 2002.

Barbara Muinos (43)         Treasurer and Principal Financial   Vice President of Neuberger Berman since
                            and Accounting Officer since 2002   1999; Assistant Treasurer from 1996 to
                                                                2002; Assistant Vice President of NB
                                                                Management from 1993 to 1999; Treasurer
                                                                and Principal Financial and Accounting
                                                                Officer of two other mutual funds for
                                                                which NB Management acts as investment
                                                                manager and administrator since 2002.

                                      Position and
Name, Age, and Address(1)       Length of Time Served(2)        Principal Occupation(s)(3)
-------------------------   ---------------------------------   ----------------------------------------
Frederic B. Soule (55)          Vice President since 2000       Vice President of Neuberger Berman since
                                                                1999; Vice President of NB Management
                                                                from 1995 until 1999; Vice President of
                                                                two other funds for which NB Management
                                                                acts as investment manager and
                                                                administrator since 2000.

Trani Wyman (32)              Assistant Treasurer since 2002    Accounting Manager for NB Management
                                                                from 1998 to 2002; Accounting Supervisor
                                                                for NB Management until 1998; Assistant
                                                                Treasurer of two other mutual funds for
                                                                which NB Management acts as investment
                                                                manager and administrator since 2002.

----------
(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Pursuant to the by-laws of the Trust, each officer elected by the Trustees shall hold office until his or her successor shall have been elected and qualified or until his or her earlier death, inability to serve, or resignation. Officers serve at the pleasure of the Trustees and may be removed at any time with or without cause.

(3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

The Board of Trustees

     The Board of Trustees is responsible for managing the business and affairs of the Trust. Among other things, the Board of Trustees generally oversees the portfolio management of the Portfolio and reviews and approves the Portfolio's advisory and sub-advisory contracts and other principal contracts. The Board of Trustees has established several standing committees to oversee particular aspects of the Portfolio's management. The standing committees of the Board of Trustees are described below.

          Audit Committee. The Audit Committee's purposes are (a) to oversee generally the Portfolio's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; (b) to oversee generally the quality and objectivity of the Portfolio's financial statements and the independent audit thereof; and
(c) to act as a liaison between the Portfolio's independent auditors and the full Board. The Audit Committee is composed entirely of Independent Trustees; its members are John Cannon, Walter G. Ehlers, Cornelius T. Ryan (Chairman) and Peter P. Trapp. During the fiscal year ended December 31, 2001, the Committee met one time.

          Code of Ethics Committee. The Code of Ethics Committee oversees the administration of the Trust's Code of Ethics, which restricts the personal securities transactions of employees, officers, and trustees. Its members are John Cannon, Faith Colish, Robert A. Kavesh (Chairman), and Edward I. O'Brien. During the fiscal year ended December 31, 2001, the Committee did not hold an official meeting. The entire Board received required quarterly reports on the administration of the Code of Ethics and the required annual certifications from the Trust, Neuberger Berman and NB Management.

          Contract Review Committee. The Contract Review Committee is responsible for review and oversight of the Trust's principal contractual arrangements. The Committee is composed entirely of Independent Trustees; its members are Faith Colish (Chairwoman), Barry Hirsch, Howard A. Mileaf, William
E. Rulon and Tom D. Seip. During the fiscal year ended December 31, 2001, the Committee did not hold an official meeting.

          Executive Committee. The Executive Committee has all the powers of the Trustees when the Trustees are not in session. Its members are John Cannon, Faith Colish, John P. Rosenthal, William E. Rulon, Cornelius T. Ryan and Peter
E. Sundman (Chairman). During the fiscal year ended December 31, 2001, the Committee did not hold any meetings.

          Nominating Committee. The Nominating Committee is responsible for nominating individuals to serve as trustees, including as Independent Trustees, as members of committees, and as officers of the Trust. The Nominating Committee is composed entirely of Independent Trustees; its members are C. Anne Harvey, Barry Hirsch, Howard A. Mileaf (Chairman), Cornelius T. Ryan and Tom D. Seip. The Committee will consider nominees recommended by shareholders; shareholders may send resumes of recommended persons to the attention of Claudia Brandon, Secretary, Neuberger Berman Advisers Management Trust, 605 Third Avenue, 2nd Floor, New York, NY, 10158-0180. During the fiscal year ended December 31, 2001, the Committee did not hold any meetings.

          Portfolio Transactions Committee. The Portfolio Transactions Committee from time to time reviews, among other things, quality of execution of portfolio trades, actual and potential uses of portfolio brokerage commissions, agency cross-transactions, information relating to the commissions charged by Neuberger Berman to the Portfolio and to its other customers, and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability. The Committee is composed entirely of Independent Trustees; its members are Faith Colish, Walter G. Ehlers, C. Anne Harvey, Candace L. Straight (Chairwoman) and Peter P. Trapp. During the fiscal year ended December 31, 2001, the Committee met three times.

          Pricing Committee. The Pricing Committee oversees the procedures for pricing the Portfolio's securities, and from time to time may be called upon to establish or ratify the fair value of portfolio securities for which market prices are not readily available. Its members are Michael M. Kassen, Robert A. Kavesh, Edward I. O'Brien, John P. Rosenthal (Chairman), Tom D. Seip and Peter
P. Trapp. During the fiscal year ended December 31, 2001, the Committee met one time.

     The Trust's Trust Instrument provides that the Trust will indemnify its trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they (a) engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices, or (b) did not act in good faith in the reasonable belief that their action was in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, by a majority of disinterested trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

     Trustees who are not managing directors, officers or employees of NB Management, Neuberger Berman and/or the participating life insurance companies or any of their affiliates are paid trustees' fees. For the year ended December 31, 2001, a total of $311,771 in fees was paid to the Trustees as a group by the Trust and a total of $1,015,416 in fees was paid to the Trustees as a group by the fund complex.

     The following table sets forth information concerning the compensation of the trustees of the Trust. The Trust does not have any retirement plan for its trustees.

                              TABLE OF COMPENSATION
                     FOR FISCAL YEAR ENDED DECEMBER 31, 2001

                                                      Total Compensation from
                                      Aggregate     Investment Companies in the
                                    Compensation         Neuberger Berman
Name and Position with the Trust   from the Trust   Fund Complex Paid to Trustees
--------------------------------   --------------   -----------------------------
John Cannon                            $21,569                 $70,000
Trustee

Faith Colish                           $21,569                 $70,000
Trustee

Walter G. Ehlers                       $21,569                 $70,000
Trustee

C. Anne Harvey                         $19,158                 $62,500
Trustee

Barry Hirsch                           $21,569                 $70,000
Trustee

Michael M. Kassen                      $     0                 $     0
Trustee

Robert A. Kavesh                       $21,569                 $70,000
Trustee

Howard A. Mileaf                       $21,569                 $70,000
Trustee

Edward I. O'Brien                      $21,569                 $70,000
Trustee

John P. Rosenthal                      $21,569                 $70,000

                                                      Total Compensation from
                                      Aggregate     Investment Companies in the
                                    Compensation         Neuberger Berman
Name and Position with the Trust   from the Trust   Fund Complex Paid to Trustees
--------------------------------   --------------   -----------------------------
Trustee

William E. Rulon                       $21,569                 $70,000
Trustee

Cornelius T. Ryan                      $21,569                 $70,000
Trustee

Tom Decker Seip                        $21,569                 $70,000
Trustee

Gustave H. Shubert*                    $16,747                 $55,000
Trustee

Candace L. Straight                    $19,261                 $62,500
Trustee

Peter E. Sundman                       $     0                 $     0
Trustee

Peter P. Trapp                         $19,346                 $62,500
Trustee

----------
*    Mr. Shubert retired as a member of the Board of Trustees on March 7, 2002.

Ownership of Securities

     Set forth below is the dollar range of equity securities owned by each Trustee.

----------------------------------------------------------------------------------------
                        Dollar Range of Equity
                       Securities in Neuberger       Aggregate Dollar Range of Equity
                           Berman Advisers       Securities in all Registered Investment
                           Management Trust         Companies Overseen by Trustee in
   Name of Trustee     as of December 31, 2001       Family of Investment Companies
----------------------------------------------------------------------------------------
Independent Trustees
----------------------------------------------------------------------------------------
John Cannon                     None                       $50,001 - $100,000
----------------------------------------------------------------------------------------
Faith Colish                    None                          Over $100,000
----------------------------------------------------------------------------------------
Walter G. Ehlers                None                          Over $100,000
----------------------------------------------------------------------------------------
C. Anne Harvey                  None                              None
----------------------------------------------------------------------------------------
Barry Hirsch                    None                          Over $100,000
----------------------------------------------------------------------------------------
Robert A. Kavesh                None                        $10,001 - $50,000
----------------------------------------------------------------------------------------
Howard A. Mileaf                None                          Over $100,000
----------------------------------------------------------------------------------------
John P. Rosenthal               None                          Over $100,00
----------------------------------------------------------------------------------------
William E. Rulon                None                          Over $100,000
----------------------------------------------------------------------------------------
Cornelius T. Ryan               None                          Over $100,000
----------------------------------------------------------------------------------------
Tom Decker Seip                 None                              None
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
                        Dollar Range of Equity
                       Securities in Neuberger       Aggregate Dollar Range of Equity
                           Berman Advisers       Securities in all Registered Investment
                           Management Trust         Companies Overseen by Trustee in
   Name of Trustee     as of December 31, 2001       Family of Investment Companies
----------------------------------------------------------------------------------------
Candace L. Straight             None                          Over $100,000
----------------------------------------------------------------------------------------
Peter P. Trapp                  None                       $10,001 - $50,000
----------------------------------------------------------------------------------------
Trustees who are
"Interested Persons"
----------------------------------------------------------------------------------------
Michael M. Kassen               None                          Over $100,000
----------------------------------------------------------------------------------------
Edward I. O'Brien               None                          Over $100,000
----------------------------------------------------------------------------------------
Peter E. Sundman                None                          Over $100,000
----------------------------------------------------------------------------------------

Independent Trustees Ownership of Securities

     Set forth in the table below is information as of December 31, 2001 regarding each Independent Trustee's (and his/her immediate family members) share ownership in securities of Neuberger Berman and the ownership of securities in an entity controlling, controlled by or under common control with Neuberger Berman (not including registered investment companies).

---------------------------------------------------------------------------------------
                        Name of
                       Owners and
                      Relationship                               Value of    Percentage
 Name of Director      to Director   Company   Title of Class   Securities    of Class
---------------------------------------------------------------------------------------
John Cannon                N/A         N/A          N/A             $0          N/A
---------------------------------------------------------------------------------------
Faith Colish               N/A         N/A          N/A             $0          N/A
---------------------------------------------------------------------------------------
Walter G. Ehlers           N/A         N/A          N/A             $0          N/A
---------------------------------------------------------------------------------------
C. Anne Harvey             N/A         N/A          N/A             $0          N/A
---------------------------------------------------------------------------------------
Barry Hirsch               N/A         N/A          N/A             $0          N/A
---------------------------------------------------------------------------------------
Robert A. Kavesh           N/A         N/A          N/A             $0          N/A
---------------------------------------------------------------------------------------
Howard A. Mileaf           N/A         N/A          N/A             $0          N/A
---------------------------------------------------------------------------------------
John P. Rosenthal          N/A         N/A          N/A             $0          N/A
---------------------------------------------------------------------------------------
William E. Rulon           N/A         N/A          N/A             $0          N/A
---------------------------------------------------------------------------------------
Cornelius T. Ryan          N/A         N/A          N/A             $0          N/A
---------------------------------------------------------------------------------------
Tom Decker Seip            N/A         N/A          N/A             $0          N/A
---------------------------------------------------------------------------------------
Candace L. Straight        N/A         N/A          N/A             $0          N/A
---------------------------------------------------------------------------------------
Peter P. Trapp             N/A         N/A          N/A             $0          N/A
---------------------------------------------------------------------------------------

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     Shares of the Portfolio are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and variable life insurance policies (collectively, "Variable Contracts") issued through separate accounts of life insurance companies (the "Life Companies"). Shares of the Portfolio are also offered to Qualified Plans. As of the date of this SAI, the Portfolio was new and had no beneficial and record owners of more than 5 percent of the Portfolio.

     Life Companies are required to vote Portfolio shares in accordance with instructions received from owners of Variable Contracts funded by separate accounts with respect to separate accounts of these Life Companies that are registered with the Securities and Exchange Commission as unit investment trusts.

           INVESTMENT MANAGEMENT, ADVISORY AND ADMINISTRATION SERVICES

     Neuberger Berman is an investment management firm with headquarters in New York. The firm's focus is on U.S. fixed income, equity and balanced fund management. Total assets under management by Neuberger Berman and its affiliates were approximately $__ billion as of _____________, 2002. Founded in 1939 to manage portfolios for high net worth individuals, the firm entered the mutual fund management business in 1950, and began offering active management for pension funds and institutions in the mid-1970s. Most money managers that come to the Neuberger Berman organization have at least fifteen years of experience. Neuberger Berman and NB Management employ experienced professionals that work in a competitive environment.

     NB Management serves as the Portfolio's investment manager pursuant to a Management Agreement ("Management Agreement") dated as of May 1, 2000, that was approved with respect to the Portfolio on March 7, 2002.

     The Management Agreement provides in substance that NB Management will make and implement investment decisions for the Portfolio in its discretion and will continuously develop an investment program for the Portfolio's assets. The Management Agreement permits NB Management to effect securities transactions on behalf of the Portfolio through associated persons of NB Management. The Management Agreement also specifically permits NB Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Portfolio, but NB Management has no current plans to pay a material amount of such compensation.

     NB Management provides to the Portfolio, without cost, office space, equipment, and facilities and personnel necessary to perform executive, administrative, and clerical functions and pays all salaries, expenses, and fees of the officers, trustees, and employees of the Trust who are officers, directors, or employees of NB Management. Several individuals who are directors, officers or employees of NB Management and/or Neuberger Berman also serve as trustees and/or officers of the Trust. See "Trustees and Officers." NB Management provides similar facilities and services to the Portfolio and the other portfolios of the Trust ("Other Trust Portfolios") pursuant to an administration agreement dated May 1, 1995 ("Administration Agreement") and approved with respect to the Portfolio on March 7, 2002.

Management and Administration Fees

     For investment management services, the Portfolio pays NB Management a fee at the annual rate of 0.55% of the first $250 million of the Portfolio's average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, 0.425% of the next $2.5 billion, and 0.40% of the average daily net assets in excess of $4 billion.

     For administrative services, the Portfolio pays NB Management a fee at the annual rate of 0.30% of the Portfolio's average daily net assets. In addition, the Portfolio pays certain out-of-pocket expenses for technology used for shareholder servicing and shareholder communications subject to the prior approval of an annual budget by the Trust's Board of Trustees, including a majority of those Trustees who are not interested persons of the Trust or of NB Management, and periodic reports to the Board of Trustees on actual expenses.

     The Management and Administration Agreements each continue until May 1, 2002. Each Agreement is renewable from year to year with respect to the Portfolio, so long as its continuance is approved at least annually (1) by the vote of a majority of the Trustees who are not "interested persons" of NB Management or the Trust ("Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Trustees or by a 1940 Act majority vote of the outstanding shares in that Portfolio. The Management Agreement is terminable with respect to the Portfolio without penalty on 60 days' prior written notice either by the Trust or by NB Management. The Administration Agreement is terminable with respect to the Portfolio without penalty by NB Management upon at least 120 days' prior written notice to the Portfolio, and by the Portfolio if authorized by the Trustees, including a majority of the Independent Trustees, on at least 30 days' prior written notice to NB Management. Each Agreement terminates automatically if it is assigned.

     During the fiscal years ended December 31, 2001, 2000, and 1999, the Portfolio's Class I shares accrued management and administrative fees as follows (these amounts include management fees incurred by the Portfolio's master series of Advisers Managers Trust). Class S shares commenced operations on January 1, 2003.

                                  Management and Administration Fees Accrued
                                      For Fiscal Years Ended December 31
                                  ------------------------------------------
                                         2001         2000        1999
                                         ----         ----        ----
Class I Shares of the Portfolio       $4,434,788   $4,095,279   $517,803

Expense Limitations

     Class I Shares of the Portfolio. NB Management has contractually undertaken to limit the Portfolio's Class I expenses through April 30, 2005 by reimbursing the Portfolio for its total operating expenses, (excluding the compensation of NB Management taxes, interest, extraordinary expenses, brokerage commissions and transaction costs), that exceed, in the aggregate, 1.00% per annum of the Class's average daily net asset value.

     The Portfolio has contractually undertaken to reimburse NB Management for the excess expenses paid by NB Management, provided the reimbursements do not cause total operating expenses (exclusive of taxes, interest, brokerage commissions, transaction costs and extraordinary expenses for Class I shares of the Portfolio) to exceed an annual rate of 1.00%; and the reimbursements are made within three years after the year in which NB Management incurred the expense.

     Class S Shares of the Portfolio. NB Management has contractually undertaken to limit the expenses of S Class shares through April 30, 2005 by reimbursing the Portfolio for its total operating expenses, including compensation to NB Management, but excluding taxes, interest, extraordinary expenses, transaction costs and brokerage commissions, that exceed, in the aggregate, 1.25% per annum of the Class's average daily net asset value. The Portfolio has in turn contractually undertaken to repay NB Management from S Class assets through December 31, 2008 for the excess operating expenses borne by NB Management, so long as the Class's annual operating expenses during that period (exclusive of taxes, interest, extraordinary expenses, transaction costs and brokerage commissions) does not exceed 1.25% per year of the Class's average daily net assets, and further provided that the reimbursements are made within three years after the year in which NB Management incurred the expense.

     The effect of any expense limitation by NB Management is to reduce operating expenses of the Portfolio and thereby increase total return. There can no assurance that the expense limitation agreement will be continued or be extended beyond the period indicated.

     For the year ended December 31, 2000, Class I shares of the Portfolio repaid NB Management $119,803 for amounts previously reimbursed by NB Management. For the year ended December 31, 1999, NB Management reimbursed Class I shares of the Portfolio $48,298.

Management and Control of NB Management and Neuberger Berman

     The directors and officers of NB Management, who are deemed "control persons," all of whom have offices at the same address as NB Management, are:
Jeffrey B. Lane, Director; Robert Matza, Director; Michael M. Kassen, Director and Chairman; Barbara R. Katersky, Senior Vice President; Robert Conti, Senior Vice President; Brian Gaffney, Senior Vice President; Matthew S. Stadler, Senior Vice President and Chief Financial Officer; Peter E. Sundman, Director and President; and Heidi L. Schneider, Director.

     The officers and employees of Neuberger Berman who are deemed "control persons," all of whom have offices at the same address as Neuberger Berman, are:
Jeffrey B. Lane, President and Chief Executive Officer; Robert Matza, Executive Vice President and Chief Administrative Officer; Michael M. Kassen, Executive Vice President and Chief Investment Officer; Heidi L. Schneider, Executive Vice President; Peter E. Sundman, Executive Vice President; Matthew S. Stadler, Senior Vice President and Chief Financial Officer; Kevin Handwerker, Senior Vice President, General Counsel and Secretary; Joseph K. Herlihy, Senior Vice President and Treasurer; Robert Akeson, Senior Vice President; Steven April, Senior Vice President; Salvatore A. Buonocore, Senior Vice President; Philip Callahan, Senior Vice President; Lawrence J. Cohn, Senior Vice President; Joseph
F. Collins III, Senior Vice President; Seth J. Finkel, Senior Vice President; Robert Firth, Senior Vice President; Brian E. Hahn , Senior Vice President; Barbara R. Katersky, Senior Vice President; Diane E. Lederman, Senior Vice President; Peter B. Phelan, Senior Vice President; David Root, Senior Vice President; Mark Shone, Senior Vice President; Robert H. Splan, Senior Vice President; Andrea Trachtenberg, Senior Vice President; Marvin C. Schwartz, Managing Director.

     Mr. Sundman and Mr. Kassen are trustees and officers of the Trust. Mr. Gaffney and Mr. Conti are officers of the Trust.

     Neuberger Berman and NB Management are wholly owned subsidiaries of Neuberger Berman, Inc., a publicly owned holding company owned primarily by the employees of Neuberger Berman. The inside directors and officers of Neuberger Berman, Inc. are: Jeffrey B. Lane, Director, Chief Executive Officer and President; Peter E. Sundman, Director and Executive Vice President; Heidi L. Schneider, Director and Executive Vice President; Michael M. Kassen, Director, Chief Investment Officer and Executive Vice President; Robert Matza, Director, Chief Administrative Officer and Executive Vice President; Marvin C. Schwartz, Director and Vice Chairman; Matthew S. Stadler, Senior Vice President and Chief Financial Officer; Richard Cantor, Vice Chairman and Director; Lawrence Zicklin, Vice Chairman and Director; Kevin Handwerker, Senior Vice President, General Counsel and Secretary; and Joseph K. Herlihy, Treasurer.

Sub-Adviser

     NB Management retains Neuberger Berman, 605 Third Avenue, New York, NY 10158-3698, as a sub-adviser with respect to the Portfolio, pursuant to a Sub-Advisory Agreement dated July 1, 2000 that was approved by the Trustees with respect to the Portfolio on March 7, 2002. From November 3, 1997 through April 30, 2000, Neuberger Berman served as the sub-adviser to the corresponding series of Advisers Management Trust in which the Portfolio invested its net investable assets.

     The Sub-Advisory Agreement provides in substance that Neuberger Berman will furnish to NB Management, upon reasonable request, investment recommendations and research information of the same type that Neuberger Berman from time to time provides to its principals and employees for use in managing client accounts, as NB Management reasonably requests. In this manner, NB Management expects to have available to it, in addition to research from other professional sources, the capability of the research staff of Neuberger Berman. This research staff consists of numerous investment analysts, each of whom specializes in studying one or more industries, under the supervision of research partners who are also available for consultation with NB Management. The Sub-Advisory Agreement provides that the services rendered by Neuberger Berman will be paid for by NB Management on the basis of the direct and indirect costs to Neuberger Berman in connection with those services. Neuberger Berman also serves as a sub-adviser for all of the other mutual funds advised by NB Management.

     The Sub-Advisory Agreement continues, with respect to the Portfolio, until June 30, 2002, and is renewable from year to year thereafter, subject to approval of its continuance in the same manner as the Management Agreement. The Sub-Advisory Agreement is subject to termination, without penalty, with respect to the Portfolio by the Trustees, or by a 1940 Act majority vote of the outstanding shares of the Portfolio, by NB Management, or by Neuberger Berman on not less than 30 nor more than 60 days' prior written notice to the Portfolio. The Sub-Advisory Agreement also terminates automatically with respect to the Portfolio if it is assigned or if the Management Agreement terminates with respect to the Portfolio.

     Most money managers that come to the Neuberger Berman organization have at least fifteen years experience. Neuberger Berman and NB Management employ experienced professionals that work in a competitive environment.

     The Portfolio is subject to certain limitations imposed on all advisory clients of Neuberger Berman (including the Other Trust Portfolios, other mutual funds referred to below ("Other NB Funds"), and other accounts) and personnel of Neuberger Berman and its affiliates. These include, for example, limits that may be imposed in certain industries or by certain companies, and policies of Neuberger Berman that limit the aggregate purchases, by all accounts under management, of outstanding shares of public companies.

Board Consideration of the Management and Sub-Advisory Agreements

     In approving the Management and Sub-Advisory Agreements, the Board primarily considered, with respect to the Portfolio, the nature and quality of the services provided under the Agreements and the overall fairness of the Agreements to the Portfolio. The Board requested and evaluated a report from NB Management that addressed specific factors designed to inform the Board's consideration of these and other issues.

     With respect to the nature and quality of the services provided, the Board considered the performance of the Other Trust Portfolios in comparison to relevant market indices, the performance of a peer group of investment companies pursuing broadly similar strategies, and the degree of risk undertaken by the portfolio manager. The Board considered NB Management's resources and responsiveness with respect to Other Trust Portfolios that had experienced lagging performance. The Board also considered the quality of brokerage execution provided by NB Management. The Board's Portfolio Transactions Committee from time to time reviews the quality of the brokerage services that NB Management provides, and has reviewed studies by independent firms engaged to review and evaluate the quality of brokerage execution received by the Other Trust Portfolios. The Board considered NB Management or Neuberger Berman's use of brokers or dealers in fund transactions that provided research and other services to NB Management or Neuberger Berman, and the benefits derived by the Portfolio from such services. The Board also considered NB Management and Neuberger Berman's positive compliance history, as the firms have been free of significant compliance problems.

     With respect to the overall fairness of the Management and Sub-Advisory Agreements, the Board primarily considered the fee structure of the Agreements and the profitability of NB Management and its affiliates from their association with the Trust. The Board reviewed information from an independent data service about the rates of compensation paid to investment advisers, and overall expense ratios, for funds comparable in size, character and investment strategy to the Portfolio. The Board also considered the voluntary and contractual limits on Portfolio expenses undertaken by NB Management. In concluding that the benefits accruing to NB Management and its affiliates by virtue of their relationship to the Trust were reasonable in comparison with the costs of the provision of investment advisory services and the benefits accruing to each of the Other Trust Portfolios, the Board reviewed specific data as to NB Management's profit or loss on each of the Other Trust Portfolios for a recent period, and carefully examined NB Management's cost allocation methodology.

     These matters were also considered by the Independent Trustees meeting separately from the full Board with experienced 1940 Act counsel that is independent of Neuberger Berman and NB Management. The annual contract review extends over two regular meetings of the Board, to ensure that management has time to respond to any questions the Independent Trustees may have on their initial review of the report, and the Independent Trustees have time to consider those responses.

Investment Companies Advised

     NB Management currently serves as investment manager of the following investment companies, which had aggregate net assets of approximately $____ billion, as of ___________, 2002. Neuberger Berman acts as sub-adviser to these investment companies.

                                                                Approximate Net
                                                                   Assets at
Name                                                             ________ , 2002
----                                                            ----------------

Neuberger Berman Cash Reserves Fund..........................        $_____
Neuberger Berman Century Fund................................        $_____
Neuberger Berman Fasciano Fund...............................        $_____
Neuberger Berman Focus Fund..................................        $_____
Neuberger Berman Genesis Fund................................        $_____
Neuberger Berman Government Money Fund.......................        $_____
Neuberger Berman Guardian Fund...............................        $_____
Neuberger Berman High Yield Bond Portfolio Fund..............        $_____
Neuberger Berman Institutional Cash Fund.....................        $_____
Neuberger Berman International Fund                                  $_____
Neuberger Berman Limited Maturity Bond Fund..................        $_____
Neuberger Berman Manhattan Fund..............................        $_____
Neuberger Berman Millennium Fund.............................        $_____
Neuberger Berman Municipal Money Fund........................        $_____
Neuberger Berman Municipal Securities Trust..................        $_____
Neuberger Berman Partners Fund...............................        $_____
Neuberger Berman Real Estate Fund............................        $_____
Neuberger Berman Regency Fund................................        $_____
Neuberger Berman Socially Responsive Fund....................        $_____
Neuberger Berman Technology Fund.............................        $_____
Advisers Management Trust....................................        $_____

     The investment decisions concerning the Portfolio and the Other NB Funds have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other NB Funds differ from the Portfolio. Even where the investment objectives are similar, however, the methods used by the Other NB Funds and the Portfolio to achieve their objectives may differ. The investment results achieved by all of the mutual funds managed by NB Management have varied from one another in the past and are likely to vary in the future.

     There may be occasions when the Portfolio and one or more of the Other NB Funds or other accounts managed by Neuberger Berman are contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the funds involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to the Portfolio, in other cases it is believed that the Portfolio's ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Trustees that the desirability of the Portfolio having its advisory arrangements with NB Management outweighs any disadvantages that may result from contemporaneous transactions.

     The Portfolio is subject to certain limitations imposed on all advisory clients of Neuberger Berman (including the Other Trust Portfolios, the Other NB Funds, and other managed accounts) and personnel of Neuberger Berman and its affiliates. These include, for example, limits that may be imposed in certain industries or by certain companies, and policies of Neuberger Berman that limit the aggregate purchases, by all accounts under management, of the outstanding shares of public companies.

                            DISTRIBUTION ARRANGEMENTS

     The Portfolio offers one Class of shares designated as Class S shares.

Distributor

     NB Management serves as the distributor ("Distributor") in connection with the offering of the Portfolio's shares on a no-load basis. The Portfolio's shares are sold with a 0.25% distribution (12b-1) fee.

     In connection with the sale of its shares, the Portfolio has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectus and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by the Prospectus, which may be delivered personally, through the mails, or by electronic means. The Distributor is the Portfolio's "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of the Portfolio's shares without sales commission and bears all advertising and promotion expenses incurred in the sale of the Portfolio's shares.

     The Trust, on behalf of the Portfolio, and the Distributor are parties to a Distribution and Shareholder Services Agreement. The Distribution and Shareholder Services Agreement ("Distribution Agreement") is dated May 1, 2002, and approved with respect to the Portfolio on March 7, 2002, that continue until April 30, 2003. The Distribution Agreement may be renewed annually thereafter if specifically approved by (1) the vote of a majority of the Trustees or a 1940 Act majority vote of the Portfolio's outstanding shares and (2) the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated by either party and will automatically terminate on its assignment, in the same manner as the Management Agreement and the Sub-Advisory Agreement.

     A.   Distribution and Shareholder Services Plan

     The Portfolio is subject to a Distribution and Shareholder Services Plan (the "Plan"). The Plan provides that the Portfolio will compensate NB Management for administrative and other services provided to the Portfolio, its activities and expenses related to the sale and distribution of Portfolio shares, and ongoing services to investors in the Portfolio. Under the Plan, NB Management receives from the Portfolio a fee at the annual rate of 0.25% of the Portfolio's average daily net assets. NB Management may pay up to the full amount of this fee to third parties that make available Portfolio shares and/or provide services to the Portfolio and its shareholders. The fee paid to a third party is based on the level of such services provided. Third parties may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing.

     Services may include: teleservicing support in connection with the Portfolio; delivery and responding to inquires respecting Portfolio prospectuses and/or SAIs, reports, notices, proxies and proxy statements and other information respecting the Portfolio (but not including services paid for by the Trust such as printing and mailing); facilitation of the tabulation of Variable Contract owners' votes in the event of a meeting of Trust shareholders; maintenance of Variable Contract records reflecting Shares purchased and redeemed and Share balances, and the conveyance of that information to the Trust, or its transfer agent as may be reasonably requested; provision of support services including providing information about the Trust and the Portfolio and answering questions concerning the Trust and the Portfolio, including questions respecting Variable Contract owners' interests in the Portfolio; provision and administration of Variable Contract features for the benefit of Variable Contract owners participating in the Trust including fund transfers, dollar cost averaging, asset allocation, portfolio rebalancing, earnings sweep, and pre-authorized deposits and withdrawals; and provision of other services as may be agreed upon from time to time.

     The amount of fees paid by the Portfolio during any year may be more or less than the cost of distribution and other services provided to that Portfolio and its investors. NASD rules limit the amount of annual distribution and service fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Plan complies with these rules.

     The Plan requires that NB Management provide the Trustees for their review a quarterly written report identifying the amounts expended by the Portfolio and the purposes for which such expenditures were made.

     Prior to approving the Plan, the Trustees considered various factors relating to the implementation of the Plan and determined that there is a reasonable likelihood that the Plan will benefit the Portfolio and its shareholders. To the extent the Plan allows the Portfolio to penetrate markets to which they would not otherwise have access, the Plan may result in additional sales of Portfolio shares; this, in turn, may enable the Portfolio to achieve economies of scale that could reduce expenses. In addition, certain on-going shareholder services may be provided more effectively by institutions with which shareholders have an existing relationship.

     The Plan continues until May 1, 2003. The Plan is renewable thereafter from year to year with respect to the Portfolio, so long as its continuance is approved at least annually (1) by the vote of a majority of the Trustees and (2) by a vote of the majority of those Independent Trustees who have no direct or indirect financial interest in the Distribution Agreement or the Trust's plans pursuant to Rule 12b-1 under the 1940 Act ("Rule 12b-1 Trustees"), cast in person at a meeting called for the purpose of voting on such approval. The Plan may not be amended to increase materially the amount of fees paid by any class of the Portfolio thereunder unless such amendment is approved by a 1940 Act majority vote of the outstanding shares of the class and by the Trustees in the manner described above. The Plan is terminable with respect to a class of the Portfolio at any time by a vote of a majority of the Rule 12b-1 Trustees or by a 1940 Act majority vote of the outstanding shares in the class.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Share Prices and Net Asset Value

     The Portfolio's shares are bought or sold at a price that is the Portfolio's NAV per share. The NAV for the Portfolio is calculated by subtracting total liabilities from total assets. The Portfolio's per share NAV is calculated by dividing its NAV by the number of shares outstanding and rounding the result to the nearest full cent. The Portfolio calculates its NAV as of the close of regular trading on the NYSE, usually 4 p.m. Eastern time, on each day the NYSE is open.

     The Portfolio values securities (including options) listed on the NYSE, the American Stock Exchange or other national securities exchanges or quoted on The Nasdaq Stock Market, and other securities for which market quotations are readily available, at the last reported sale price on the day the securities are being valued. If there is no reported sale of such a security on that day, the security is valued at the mean between its closing bid and asked prices on that day. These Portfolio values all other securities and assets, including restricted securities, by a method that the Trustees believe accurately reflects fair value.

     If NB Management believes that the price of a security obtained under the Portfolio's valuation procedures (as described above) does not represent the amount that the Portfolio reasonably expects to receive on a current sale of the security, the Portfolio will value the security based on a method that the Trustees believe accurately reflects fair value.

Suspension of Redemptions

     The Portfolio is normally open for business each day the NYSE is open ("Business Day"). The right to redeem the Portfolio's shares may be suspended or payment of the redemption price postponed (1) when the NYSE is closed, (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which disposal by the Portfolio of securities owned by it is not reasonably practicable or it is not reasonably practicable for that Portfolio fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of the Portfolio's shareholders; provided that applicable SEC rules and regulations shall govern as to whether the conditions prescribed in (2) or (3) exist. If the right of redemption is suspended, shareholders may withdraw their offers of redemption or they will receive payment at the NAV per share in effect at the close of business on the first Business Day after termination of the suspension.

Redemptions in Kind

     The Portfolio reserves the right, under certain conditions, to honor any request for redemption (or a combination of requests from the same shareholder in any 90-day period) exceeding $250,000 or 1% of the net assets of the Portfolio, whichever is less, by making payment in whole or in part in securities valued as described under "Share Prices and Net Asset Value" in the Prospectus. Further, the Portfolio may make payment in whole or in part in securities if a redeeming shareholder so requests. If payment is made in securities, a shareholder generally will incur brokerage expenses or other transaction costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold. The Portfolio does not redeem in kind under normal circumstances, but may do so in the circumstances described above in accordance with procedures adopted by the Board of Trustees.

                        DIVIDENDS AND OTHER DISTRIBUTIONS

     The Portfolio distributes to its shareholders (primarily insurance company separate accounts and Qualified Plans) substantially all of its share of its net investment income, any net realized capital gains and any net realized gains from foreign currency transactions, if any, earned or realized by it. The Portfolio calculates its net investment income and NAV as of the close of regular trading on the NYSE (usually 4:00 p.m. Eastern time) on each Business Day. The Portfolio's net investment income consists of all income accrued on portfolio assets less accrued expenses, but does not include net realized or unrealized capital and foreign currency gains or losses. Net investment income and net gains and losses are reflected in the Portfolio's NAV until they are distributed. Dividends from net investment income and distributions of net realized capital gains and net realized gains from foreign currency transactions, if any, normally are paid once annually, in September.

                           ADDITIONAL TAX INFORMATION

     Set forth below is a discussion of certain U.S. federal income tax issues concerning the Portfolio and the purchase, ownership, and disposition of Portfolio shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisers with regard to the federal tax consequences of the purchase, ownership, or disposition of Portfolio shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

Taxation of the Portfolio

     Subchapter M

     To continue to qualify for treatment as a RIC under the Code, the Portfolio must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the Portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures, and forward contracts (collectively, "Hedging Instruments")) derived with respect to its business of investing in such stock, securities or currencies ("Income Requirement"); and (2) at the close of each quarter of the Portfolio's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Portfolio's total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or securities of other RICs) of any one issuer (together with the 50% requirement, the "Diversification Requirement"). The Portfolio intends to satisfy the Distribution Requirement, the Income Requirement, and the Diversification Requirement. If the Portfolio failed to qualify for treatment as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions, including distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), as dividends (that is, ordinary income) to the extent of the Portfolio's earnings and profits.

     The Portfolio will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts. To avoid application of the Excise Tax, the Portfolio intends to make distributions in accordance with the calendar year requirement.

     A distribution will be treated as paid on December 31 of a calendar year if it is declared by the Portfolio in October, November or December of that year with a record date in such a month and paid by the Portfolio during January of the following year.

     Section 817(h)

     The Portfolio serves as the underlying investments for variable annuity contracts and variable life insurance policies ("Variable Contracts") issued through separate accounts of the life insurance companies which may or may not be affiliated. Section 817(h) of the Code imposes certain diversification standards on the underlying assets of segregated asset accounts that fund contracts such as the Variable Contracts (that is, the assets of the Portfolio), which are in addition to the diversification requirements imposed on the Portfolio by the 1940 Act and

Subchapter M of the Code. Failure to satisfy those standards would result in imposition of Federal income tax on a Variable Contract owner with respect to the increase in the value of the Variable Contract. Section 817(h)(2) provides that a segregated asset account that funds contracts such as the Variable Contracts is treated as meeting the diversification standards if, as of the close of each calendar quarter, the assets in the account meet the diversification requirements for a regulated investment company and no more than 55% of those assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

     The Treasury Regulations amplify the diversification standards set forth in
Section 817(h) and provide an alternative to the provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if (i) no more than 55% of the value of the total assets of the Portfolio is represented by any one investment; (ii) no more than 70% of such value is represented by any two investments; (iii) no more than 80% of such value is represented by any three investments; and (iv) no more than 90% of such value is represented by any four investments. For purposes of these Regulations all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality shall be treated as a separate issuer.

     The Portfolio will be managed with the intention of complying with these diversification requirements. It is possible that, in order to comply with these requirements, less desirable investment decisions may be made which would affect the investment performance of the Portfolio.

     Tax Aspects of the Investments of the Portfolio

     Dividends, interest, and in some cases, capital gains received by the Portfolio may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

     The Portfolio may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive; or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, if the Portfolio holds stock of a PFIC, it will be subject to federal income tax on a portion of any "excess distribution" received on the stock as well as gain on disposition of the stock (collectively, "PFIC income"), plus interest thereon, even if the Portfolio distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Portfolio's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders (assuming the Portfolio qualifies as a regulated investment company).

     In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Portfolio held the PFIC shares. The Portfolio will itself be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Portfolio taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

     If the Portfolio invests in a PFIC and elects to treat the PFIC as a qualified electing fund ("QEF"), then in lieu of incurring the foregoing tax and interest obligation, the Portfolio would be required to include in income each year its pro rata share of the Portfolio's pro rata share of the QEF's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed by the Portfolio to satisfy the Distribution Requirement and avoid imposition of the excise tax -- even if those earnings and gain were not received by the Portfolio from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

     A holder of stock in a PFIC generally may elect to include in ordinary income for each taxable year the excess, if any, of the fair market value of the stock over its adjusted basis as of the end of that year. Pursuant to the election, a deduction (as an ordinary, not capital, loss) also would be allowed for the excess, if any, of the holder's adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income for prior taxable years under the election (and under regulations proposed in 1992 that provided a similar election with respect to the stock of certain PFICs). The adjusted basis in each PFIC's stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder. Any gain on the sale of PFIC stock subject to a mark-to-market election would be treated as ordinary income.

     The use by the Portfolio of hedging strategies, such as writing (selling) and purchasing futures contracts and options and entering into forward contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses they realize in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from Hedging Instruments derived by the Portfolio with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement.

     Exchange-traded futures contracts, certain options, and certain forward contracts constitute "Section 1256 Contracts." Section 1256 Contracts are required to be "marked-to-market" (that is, treated as having been sold at market value) for federal income tax purposes at the end of the Portfolio's taxable year. Sixty percent of any net gain or loss recognized as a result of these "deemed sales" and 60% of any net realized gain or loss from any actual sales of Section 1256 contracts are treated as long-term capital gain or loss, and the remainder is treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the excise tax. These rules may operate to increase the amount that the Portfolio must distribute to satisfy the Distribution Requirement, which will be taxable to the shareholders as ordinary income, and to increase the net capital gain recognized by the Portfolio, without in either case increasing the cash available to the Portfolio. The Portfolio may elect to exclude certain transactions from the operation of section 1256, although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income) and/or increasing the amount of dividends that the Portfolio must distribute to meet the Distribution Requirement and to avoid imposition of the excise tax.

     Transactions in options, futures and forward contracts undertaken by the Portfolio may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Portfolio, and losses realized by the Portfolio on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Portfolio may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

     Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to the Portfolio are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by the Portfolio, which is taxed as ordinary income when distributed to shareholders. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

     Section 988 of the Code also may apply to forward contracts and options on foreign currencies. Under section 988 each foreign currency gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between section 1256 and 988, special provisions determine the character and timing of any income, gain or loss.

     When a covered call option written (sold) by the Portfolio expires, it realizes a short-term capital gain equal to the amount of the premium it received for writing the option. When the Portfolio terminates its obligations under such an option by entering into a closing transaction, it realizes a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less (or more) than the premium it received when it wrote the option. When a covered call option written by the Portfolio is exercised, the Portfolio is treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price received on the exercise plus the premium received when it wrote the option is more or less than the basis of the underlying security.

     If the Portfolio has an "appreciated financial position" -- generally, an interest (including an interest through an option, futures or forward contract, or short sale) with respect to any stock, debt instrument (other than "straight debt"), or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, the Portfolio will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract (e.g., a swap contract), or a futures or forward contract entered into by the Portfolio or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Portfolio holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Portfolio's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

     Gains or losses attributable to fluctuations in exchange rates which occur between the time the Portfolio accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Portfolio actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of some investments, including debt securities and certain forward contracts denominated in a foreign currency, gains or losses attributable to fluctuations in the value of the foreign currency between the acquisition and disposition of the position also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "Section 988" gains or losses, increase or decrease the amount of the Portfolio's investment company taxable income available to be distributed to its shareholders as ordinary income. If Section 988 losses exceed other investment company taxable income during a taxable year, the Portfolio would not be able to make any ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as an ordinary dividend, reducing each shareholder's basis in his or her Portfolio's shares.

     The Portfolio may acquire zero coupon or other securities issued with original issue discount ("OID"). As a holder of those securities, the Portfolio must take into income the OID and other non-cash income that accrues on the securities during the taxable year, even if no corresponding payment on the securities is received during the year. Because the Portfolio annually must distribute substantially all of its investment company taxable income to satisfy the Distribution Requirement and avoid imposition of the excise tax, it may be required in a particular year to distribute as a dividend an amount that is greater than its share of the total amount of cash it actually receives. Those distributions will be made from the Portfolio's cash assets or, if necessary, from the proceeds of the sale of portfolio securities. The Portfolio may realize capital gains or losses from those sales, which would increase or decrease its corresponding investment company taxable income and/or net capital gain.

                             PORTFOLIO TRANSACTIONS

     Neuberger Berman acts as the Portfolio's principal broker to the extent a broker is used in the purchase and sale of portfolio securities (other than certain securities traded on the OTC market). Neuberger Berman receives brokerage commissions for these services. Transactions in portfolio securities for which Neuberger Berman serves as broker will be effected in accordance with Rule 17e-1 under the 1940 Act.

     To the extent a broker is not used, purchases and sales of portfolio securities generally are transacted with the issuers, underwriters, or dealers serving as primary market-makers acting as principals for the securities on a net basis. The Portfolio typically does not pay brokerage commissions for such purchases and sales. Instead, the price paid for newly issued securities usually includes a concession or discount paid by the issuer to the underwriter, and the prices quoted by market-makers reflect a spread between the bid and the asked prices from which the dealer derives a profit.

     In purchasing and selling portfolio securities other than as described above (for example, in the secondary market), the Portfolio's policy is to seek best execution at the most favorable prices through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates. In selecting broker-dealers to execute transactions, NB Management considers such factors as the price of the security, the rate of commission, the size and difficulty of the order, the reliability, integrity, financial condition, and general execution and operational capabilities of competing broker-dealers, and may consider the brokerage and research services they provide to the Portfolio or NB Management. Some of these research services may be of value to NB Management in advising its various clients (including the Portfolio) although not all of these services are necessarily used by NB Management in managing the Portfolio. Under certain conditions, the Portfolio may pay higher brokerage commissions in return for brokerage and research services, although the Portfolio does not have a current arrangement to do so. In any case, the Portfolio may effect principal transactions with a dealer who furnishes research services, may designate any dealer to receive selling concessions, discounts, or other allowances, or may otherwise deal with any dealer in connection with the acquisition of securities in underwritings. Each of the broker-dealers NB Management uses appears on a list and each has been reviewed as to its creditworthiness.

     During the years ended December 31, 2001, 2000 and 1999, (including the corresponding master series of) Class I shares of the Portfolio paid total brokerage commissions of $742,633, $561,456 and $124,284, respectively, of which $326,778, $145,711 and $60,591, respectively, was paid to Neuberger Berman. Transactions in which the series used Neuberger Berman as broker comprised 41.5% of the aggregate dollar amount of transactions involving the payment of commissions, and 44.0% of the aggregate brokerage commissions paid by it during the year ended December 31, 2001. 95.3% of the $415,855 paid to other brokers by the series during the year ended December 31, 2001 (representing commissions on transactions involving approximately $287,847,899) was directed to those brokers because of research services they provided. During the year ended December 31, 2001 the Portfolio acquired securities of its regular B/Ds: American Express Credit Corp., General Electric Capital Corp., Neuberger Berman, LLC, Prudential Securities, Inc., and State Street Bank and Trust Company; at that date, the series held the securities of its regular B/Ds with an aggregate value as follows: Neuberger Berman, LLC, $38,791,075.

     Portfolio securities may, from time to time, be loaned by the Portfolio to Neuberger Berman in accordance with the terms and conditions of an order issued by the SEC. The order exempts such transactions from provisions of the 1940 Act that would otherwise prohibit such transactions, subject to certain conditions. In accordance with the order, securities loans made by the Portfolio to Neuberger Berman are fully secured by cash collateral. The portion of the income on the cash collateral which may be shared with Neuberger Berman is to be determined by reference to concurrent arrangements between Neuberger Berman and non-affiliated lenders with which it engages in similar transactions. In addition, where Neuberger Berman borrows securities from the Portfolio in order to re-lend them to Other Trust Portfolios or Other NB Funds (collectively "NB Funds"), Neuberger Berman may be required to pay the Portfolio, on a quarterly basis, certain of the earnings that Neuberger Berman otherwise has derived from the re-lending of the borrowed securities. When Neuberger Berman desires to borrow a security that the Portfolio has indicated a willingness to lend, Neuberger Berman must borrow such security from the Portfolio, rather than from a unaffiliated lender, unless the unaffiliated lender is willing to lend such security on more favorable terms (as specified in the order) than the Portfolio. If, in any month, the Portfolio's expense exceed its income in any securities loan transaction with Neuberger Berman, Neuberger Berman must reimburse the Portfolio for such loss.

     A committee of Independent Trustees from time to time reviews, among other things, information relating to securities loans by the Portfolio.

     In effecting securities transactions, the Portfolio generally seeks to obtain the best price and execution of orders. Commission rates, being a component of price, are considered along with other relevant factors. The Portfolio plans to continue to use Neuberger Berman as its broker where, in the judgment of NB Management, that firm is able to obtain a price and execution at least as favorable as other qualified brokers. To the Portfolio's knowledge, however, no affiliate of any Portfolio receives give-ups or reciprocal business in connection with their securities transactions.

     The use of Neuberger Berman as a broker for the Portfolio is subject to the requirements of Section 11(a) of the Securities Exchange Act of 1934 ("Section 11(a)"). Section 11(a) prohibits members of national securities exchanges from retaining compensation for executing exchange transactions for accounts that they or their affiliates manage, except where they have the authorization of the persons authorized to transact business for the account and comply with certain annual reporting requirements. The Board of Trustees has expressly authorized Neuberger Berman to retain such compensation and Neuberger Berman has agreed to comply with the reporting requirements of Section 11(a).

     Under the 1940 Act, commissions paid by the Portfolio to Neuberger Berman in connection with a purchase or sale of securities offered on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is the Portfolio's policy that the commissions to be paid to Neuberger Berman must, in NB Management's judgment be (1) at least as favorable as those that would be charged by other brokers having comparable execution capability, and (2) at least as favorable as commissions contemporaneously charged by Neuberger Berman on comparable transactions for its most favored unaffiliated customers, except for accounts for which Neuberger Berman acts as a clearing broker for another brokerage firm and customers of Neuberger Berman considered by a majority of the Independent Trustees not to be comparable to the Portfolio. The Portfolio does not deem it practicable and in its best interest to solicit competitive bids for commissions on each transaction. However, consideration regularly is given to information concerning the prevailing level of commissions charged on comparable transactions by other brokers during comparable periods of time. The 1940 Act generally prohibits Neuberger Berman from acting as principal in the purchase or sale of securities for the Portfolio's account, unless an appropriate exemption is available.

     A committee of Independent Trustees from time to time reviews, among other things, information relating to the commissions charged by Neuberger Berman to the and to its other customers and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability. In addition, the procedures pursuant to which Neuberger Berman effects brokerage transactions for the Portfolio must be reviewed and approved no less often than annually by a majority of the Independent Trustees.

     To ensure that accounts of all investment clients, including the Portfolio, are treated fairly in the event that Neuberger Berman receives transaction instructions regarding a security for more than one investment account at or about the same time, Neuberger Berman may combine orders placed on behalf of clients, including advisory accounts in which affiliated persons have an investment interest, for the purpose of negotiating brokerage commissions or obtaining a more favorable price. Where appropriate, securities purchased or sold may be allocated, in terms of amount, to a client according to the proportion that the size of the order placed by that account bears to the aggregate size of orders contemporaneously placed by the other accounts, subject to de minimis exceptions. All participating accounts will pay or receive the same price.

     Under policies adopted by the Board of Trustees, Neuberger Berman may enter into agency cross-trades on behalf of the Portfolio. An agency cross-trade is a securities transaction in which the same broker acts as agent on both sides of the trade and the broker or an affiliate has discretion over one of the participating accounts. In this situation, Neuberger Berman would receive brokerage commissions from both participants in the trade. The other account participating in an agency cross-trade with the Portfolio cannot be an account over which Neuberger Berman exercises investment discretion. A member of the Board of Trustees who is not affiliated with Neuberger Berman reviews confirmations of each agency cross-trade that the Portfolio participates in.

     The Portfolio expects that it will continue to execute a portion of its transactions through brokers other than Neuberger Berman. In selecting those brokers, NB Management will consider the quality and reliability of brokerage services, including execution capability and performance and financial responsibility, and may consider the research and other investment information provided by those brokers, and the willingness of particular brokers to sell the Variable Contracts issued by the Life Companies.

     A committee, comprised of officers of NB Management and employees of Neuberger Berman who are portfolio managers of some of the NB Funds and some of Neuberger Berman's managed accounts ("Managed Accounts") evaluates semi-annually the nature and quality of the brokerage and research services provided by other brokers. Based on this evaluation, the committee establishes a list and projected rankings of preferred brokers for use in determining the relative amounts of commissions to be allocated to those brokers. Ordinarily the brokers on the list effect a large portion of the brokerage transactions for the NB Funds and the Managed Accounts that are not effected by Neuberger Berman. However, in any semi-annual period, brokers not on the list may be used, and the relative amounts of brokerage commissions paid to the brokers on the list may vary substantially from the projected rankings. These variations reflect the following factors, among others: (1) brokers not on the list or ranking below other brokers on the list may be selected for particular transactions because they provide better price and/or execution, which is the primary consideration in allocating brokerage; and (2) adjustments may be required because of periodic changes in the execution or research capabilities of particular brokers, or in the execution or research needs of the NB Funds and/or the Managed Accounts; and (3) the aggregate amount of brokerage commissions generated by transactions for the NB Funds and the Managed Accounts may change substantially from one semi-annual period to the next.

     The commissions paid to a broker other than Neuberger Berman may be higher than the amount another firm might charge if NB Management determines in good faith that the amount of those commissions is reasonable in relation to the value of the brokerage and research services provided by the broker. NB Management believes that those research services provide the Portfolio with benefits by supplementing the information otherwise available to NB Management. That research information may be used by NB Management in servicing their respective funds and, in some cases, by Neuberger Berman in servicing the Managed Accounts. On the other hand, research information received by NB Management from brokers effecting portfolio transactions on behalf of the Other NB Funds and by Neuberger Berman from brokers executing portfolio transactions on behalf of the Managed Accounts may be used for the Portfolio's benefit.

     Steven R. Brown, who is a Vice President of NB Management and a Managing Director of Neuberger Berman, is the person primarily responsible for making decisions as to specific action to be taken with respect to the investments Portfolio. He has full authority to take action with respect to portfolio transactions and may or may not consult with other personnel of NB Management prior to taking such action.

                                 CODE OF ETHICS

     The Portfolio, NB Management and Neuberger Berman have adopted a Code of Ethics that restricts the personal securities transactions of employees, officers, and trustees. The primary purpose of the Code of Ethics is to ensure that personal trading by these individuals does not disadvantage any fund managed by NB Management. The portfolio managers and other investment personnel who comply with the policies' preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be or are held in the funds they advise, but are restricted from trading in close conjunction with their fund or taking personal advantage of investment opportunities that may belong to a fund.

                               PORTFOLIO TURNOVER

     The portfolio turnover rate is calculated by dividing the lesser of the cost of the securities purchased or the proceeds from the securities sold by the Portfolio during the fiscal year (other than securities, including options, foreign financial futures contracts and forward contracts, whose maturity or expiration date at the time of acquisition was one year or less), divided by the month-end average monthly value of such securities owned by the Portfolio during the year.

                             REPORTS TO SHAREHOLDERS

     Shareholders of the Portfolio receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the independent auditors for the Portfolio. The Portfolio's report shows the investments owned by it and the market values thereof and provides other information about the Portfolio and its operations. In addition, the report contains the Portfolio's financial statements.

                       INFORMATION REGARDING ORGANIZATION,
                        CAPITALIZATION, AND OTHER MATTERS

The Portfolio

     The Portfolio is a separate series of the Trust, a Delaware business trust organized pursuant to a Trust Instrument dated May 23, 1994. The Trust is registered under the 1940 Act as an open-end management investment company, commonly known as a mutual fund. The Trust has thirteen separate Portfolios. The Trustees may establish additional portfolios or classes of shares, without the approval of shareholders. The assets of the Portfolio belong only to that Portfolio, and the liabilities of the Portfolio are borne solely by that Portfolio and no other.

     NB Management and Neuberger Berman serve as investment manager and sub-advisor, respectively, to other mutual funds, and the investments for the Portfolio are managed by the same portfolio managers who manage one or more other mutual funds, that have similar names, investment objectives and investment styles as the Portfolio and are offered directly to the public by means of separate prospectuses. These other mutual funds are not part of the Trust. You should be aware that the Portfolio is likely to differ from the other mutual funds in size, cash flow pattern, and certain tax matters, and may differ in risk/return characteristics. Accordingly, the portfolio holdings and performance of the Portfolio may vary from those of the other mutual funds with a similar name.

     Description of Shares. The Portfolio is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of the Portfolio represent equal proportionate interests in the assets of the Portfolio only and have identical voting, dividend, redemption, liquidation, and other rights. All shares issued are fully paid and non-assessable under Delaware law, and shareholders have no preemptive or other right to subscribe to any additional shares.

     Shareholder Meetings. The Trustees do not intend to hold annual meetings of shareholders of the Portfolio. The Trustees will call special meetings of shareholders of the Portfolio only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of the Portfolio entitled to vote. Pursuant to current interpretations of the 1940 Act, the Life Companies will solicit voting instructions from Variable Contract owners with respect to any matters that are presented to a vote of shareholders of that Portfolio.

     Certain Provisions of the Trust Instrument. Under Delaware law, the shareholders of the Portfolio will not be personally liable for the obligations of the Portfolio; a shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or the Portfolio contain a statement that such obligation may be enforced only against the assets of the Trust or Portfolio and provides for indemnification out of Trust or Portfolio property of any shareholder nevertheless held personally liable for Trust or Portfolio obligations, respectively.

                          CUSTODIAN AND TRANSFER AGENT

     The Portfolio has selected State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110 as custodian for its securities and cash. State Street also serves as the Portfolio's Transfer Agent and shareholder servicing agent, administering purchases and redemptions of Trust shares through its Boston Service Center.

                              INDEPENDENT AUDITORS

     The Portfolio has selected Ernst & Young LLP, 200 Clarendon Street, Boston, Massachusetts 02116 as the independent auditors who will audit its financial statements.

                                  LEGAL COUNSEL

     The Portfolio has selected Dechert, 1775 Eye Street, N.W., Washington, D.C. 20006 as legal counsel.

                             REGISTRATION STATEMENT

     This SAI and Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. Certain portions of the registration statement have been omitted pursuant to SEC rules and regulations. The registration statement, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C. The SEC maintains a Website (http://www.sec.gov) that contains this SAI, material incorporated by reference and other information regarding the Portfolio.

     Statements contained in this SAI and Prospectus as to the contents of any contract or other document referred to are not necessarily complete. In each instance reference is made to the copy of the contract or other document filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

                              FINANCIAL STATEMENTS

     The audited financial statements, notes to the audited financial statements, and reports of the independent auditors contained in the annual report to the shareholders of Class I shares of the Portfolio for the fiscal year ended December 31, 2001 are incorporated into this Statement of Additional Information by reference. Class S shares of the Portfolio were new as of the date of this SAI and had no financial statements.

                                   APPENDIX A:
                 RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER

S&P corporate bond ratings

     AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

     A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

     BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

     BB, B, CCC, CC, C - Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     CI - The rating CI is reserved for income bonds on which no interest is being paid.

     D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

     Plus (+) or Minus (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

Moody's corporate bond ratings

     Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issuer.

     Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as "high grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.

     A - Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period time may be small.

     Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca - Bonds rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C - Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Modifiers - Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

S&P commercial paper ratings

     A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

Moody's commercial paper ratings

     Issuers rated Prime-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

     o    Leading market positions in well-established industries;

     o    High rates of return on funds employed;

     o Conservative capitalization structures with moderate reliance on debt and ample asset protection;

     o Broad margins in earnings coverage of fixed financial charges and high internal cash generation; and

     o Well-established access to a range of financial markets and assured sources of alternate liquidity.

                   NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
                  POST-EFFECTIVE AMENDMENT NO. 39 ON FORM N-1A

                                     PART C

                                OTHER INFORMATION

Item 23. Exhibits

Exhibit Number   Description
--------------   -----------

(a)   (1)        Trust Instrument of Registrant.(1)

      (2)        Amended and Restated Certificate of Trust of the Registrant.(8)

      (3)        Amendment to Trust Instrument dated November 9, 1998.(8)

      (4) Schedule A to Trust Instrument of Registrant designating Series of Registrant (to be filed by Amendment)

(b)   (1)        By-laws of Registrant.(1)

      (2)        Amendment to By-laws dated November 11, 1997.(5)

      (3)        Amendment to By-laws dated November 9, 1998.(8)

(c)   (1)        Trust Instrument of Registrant, Articles IV, V and VI.(1)

      (2)        By-laws of Registrant, Articles V, VI and VIII.(1)

(d)   (1)        Management Agreement Between Registrant and Neuberger Berman
                 Management Inc. (to be filed by Amendment)

      (2) Sub-Advisory Agreement Between Neuberger Berman Management Inc. and Neuberger Berman, LLC with Respect to Registrant (to be filed by Amendment)

(e)   (1)        Distribution Agreement Between Registrant and Neuberger
                 Berman Management Inc.(14)

      (2) Distribution and Shareholder Services Agreement Between Registrant and Neuberger Berman Management Inc. (to be filed by Amendment)

Exhibit Number   Description
--------------   -----------

(f)              Bonus or Profit Sharing Contracts. None.

(g)   (1)        Custodian Contract Between Registrant and State Street Bank
                 and Trust Company.(2)

      (2) Letter Agreement adding the International Portfolio of Registrant to the Custodian Contract.(1)

      (3) Schedule A to the Custodian Contract designating approved foreign banking institutions and securities depositories.(11)

      (4)        Custodian Fee Schedule.(3)

      (5) Letter Agreement adding the Mid-Cap Growth and Guardian Portfolios of Registrant to the Custodian Contract and Transfer Agency Agreement.(4)

      (6) Schedule designating Series of Registrant subject to Custodian Contract.(7)

      (7) Letter Agreement adding the Socially Responsive Portfolio of Registrant to the Custodian Contract and Transfer Agency Agreement.(7)

      (8) Letter Agreement adding the Regency Portfolio of Registrant to the Custodian Contract and Transfer Agency Agreement.(13)

      (9) Letter Agreement adding the Fasciano and Focus Portfolios of Registrant to the Custodian Contract and Transfer Agency Agreement.(14)

      (10) Letter Agreement adding the Real Estate Portfolio of Registrant to the Custodian Contract and Transfer Agency Agreement (to be filed by Amendment)

(h)   (1)        Transfer Agency Agreement Between Registrant and State
                 Street Bank and Trust Company.(2)

      (2) Administration Agreement for I Class Shares Between Registrant and Neuberger Berman Management Inc.(14)

      (3)        Administration Agreement for S Class Shares Between
                 Registrant and Neuberger Berman Management Inc. (to be filed by

Exhibit Number   Description
--------------   -----------

                 Amendment)

      (4)        Form of Fund Participation Agreement.(11)

      (5) Letter Agreement adding the International Portfolio of Registrant to the Transfer Agency Agreement.(1)

      (6) Letter Agreement adding the Mid-Cap Growth and Guardian Portfolios of Registrant to the Transfer Agency Agreement.(4)

      (7) Expense Limitation Agreement between Registrant, on behalf of the Mid-Cap Growth and Guardian Portfolios, and Neuberger Berman Management Inc.(11)

      (8) Schedule designating series of Registrant subject to the Transfer Agency Agreement.(7)

      (9) Expense Limitation Agreement between Registrant, on behalf of the Socially Responsive Portfolio, and Neuberger Berman Management, Inc.(11)

      (10) Letter Agreement adding the Socially Responsive Portfolio of Registrant to the Transfer Agency Agreement.(7)

      (11) Expense Limitation Agreement between Registrant, on behalf of Balanced, Growth, Limited Maturity Bond, and Partners Portfolios, and Neuberger Berman Management Inc.(14)

      (12) Expense Limitation Agreement between Registrant, on behalf of Fasciano, Focus, Guardian, International, Regency, Liquid Asset, MidCap Growth, Socially Responsive and REIT Portfolios, and Neuberger Berman Management Inc. (to be filed by Amendment)

(i)   (1)        Legal Opinion and Consent of Dechert (to be filed by Amendment)

(j)   (1)        Consent of Independent Auditors (to be filed by Amendment)

(k)              Financial Statements Omitted from Prospectus.  None.

(l)              Initial Capital Agreements.  None.

(m)   (1)        Plan Pursuant to Rule 12b-1 (non-fee).(14)

Exhibit Number   Description
--------------   -----------

      (2)        Plan Pursuant to Rule 12b-1 (Class S) (to be filed by
                 Amendment)

(n)   (1)        Rule 18f-3 Plan (to be filed by Amendment)

(p)   (1)        Code of Ethics.(11)

      (2)        Amended and Restated Code of Ethics.(14)

-----------------
1. Incorporated by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0000943663-97-000091.

2. Incorporated by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0000943663-96-000107.

3. Incorporated by reference to Post-Effective Amendment No. 23 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0000943663-97-000094.

4. Incorporated by reference to Post-Effective Amendment No. 25 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0000943663-97-000256.

5. Incorporated by reference to Post-Effective Amendment No. 26 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0000943663-98-000094.

6. Incorporated by reference to Post-Effective Amendment No. 27 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0000943663-98-000180.

7. Incorporated by reference to Post-Effective Amendment No. 28 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0000943663-98-000266.

8. Incorporated by reference to Post-Effective Amendment No. 29 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0000943663-99-000074.

9. Incorporated by reference to Post-Effective Amendment No. 30 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0000891554-99-000822.

10. Incorporated by reference to Post-Effective Amendment No. 31 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0001005477-00-001512.

11. Incorporated by reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0001005477-00-003567.

12. Incorporated by reference to Post-Effective Amendment No. 33 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0001053949-00-000027.

13. Incorporated by reference to Post-Effective Amendment No. 35 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0001053949-01-500090.

14. Incorporated by reference to Post-Effective Amendment No. 37 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0000950136-02-001220.

Item 24. Persons Controlled By or Under Common Control with Registrant

     No person is controlled by or under common control with the Registrant

Item 25. Indemnification:

     A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant ("Covered Person") to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding ("Action") in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement; (ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940, of the Registrant ("Independent Trustees"), nor are parties to the matter based upon a review of readily available facts; or
(iii) by written opinion of independent legal counsel based upon a review of readily available facts.

     Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series ("Series") of the Registrant shall be held personally liable solely by reason of his being or having been a shareholder and not because of his acts or omissions or for some other reason, the present or former shareholder (or his heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

     Section 9 of the Management Agreement between Advisers Managers Trust and Neuberger Berman Management Incorporated ("NB Management") provides that neither NB Management nor any director, officer or employee of NB Management performing services for any Series of Advisers Managers Trust (each a "Portfolio") at the direction or request of NB Management in connection with NB Management's discharge of its obligations under the Agreement shall be liable for any error of judgment or mistake of law or for any loss suffered by a Series in connection with any matter to which the Agreement relates; provided, that nothing in the Agreement shall be construed (i) to protect NB Management against any liability to Advisers Managers Trust or a Series of Advisers Managers Trust or its interest holders to which NB Management would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of NB Management's duties, or by reason of NB Management's reckless disregard of its obligations and duties under the Agreement, or (ii) to protect any director, officer or employee of NB Management who is or was a Trustee or officer of Advisers Managers Trust against any liability to Advisers Managers Trust or a Series or its interest holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with Advisers Managers Trust.

     Section 1 of the Sub-Advisory Agreement between Advisers Managers Trust and Neuberger Berman, LLC ("Sub-Adviser") provides that in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties, or of reckless disregard of its duties and obligations under the Agreement, the Sub-Adviser will not be subject to liability for any act or omission or any loss suffered by any Series of Advisers Managers Trust or its interest holders in connection with the matters to which the Agreement relates.

     Section 9.1 of the Administration Agreement between the Registrant and NB Management provides that NB Management will not be liable to the Registrant for any action taken or omitted to be taken by NB Management in good faith and with due care in accordance with such instructions, or with the advice or opinion, of legal counsel for a Portfolio of the Trust or for the Administrator in respect of any matter arising in connection with the Administration Agreement. NB Management shall be protected in acting upon any such instructions, advice or opinion and upon any other paper or document delivered by a Portfolio or such legal counsel which NB Management believes to be genuine and to have been signed by the proper person or persons, and NB Management shall not be held to have notice of any change of status or authority of any officer or representative of the Trust, until receipt of written notice thereof from the Portfolio. Section 12 of the Administration Agreement provides that each Portfolio of the Registrant shall indemnify NB Management and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by NB Management that result from: (i) any claim, action, suit or proceeding in connection with NB Management's entry into or performance of the Agreement with respect to such Portfolio; or (ii) any action taken or omission to act committed by NB Management in the performance of its obligations under the Agreement with respect to such Portfolio; or (iii) any action of NB Management upon instructions believed in good faith by it to have been executed by a duly authorized officer or representative of the Trust with respect to such Portfolio; provided, that NB Management will not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of NB Management, or its employees, agents or contractors. Amounts payable by the Registrant under this provision shall be payable solely out of assets belonging to that Portfolio, and not from assets belonging to any other Portfolio of the Registrant. Section 13 of the Administration Agreement provides that NB Management will indemnify each Portfolio of the Registrant and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by such Portfolio of the Registrant that result from: (i) NB Management's failure to comply with the terms of the Agreement; or (ii) NB Management's lack of good faith in performing its obligations under the Agreement; or (iii) the negligence or misconduct of NB Management, or its employees, agents or contractors in connection with the Agreement. A Portfolio of the Registrant shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of that Portfolio or its employees, agents or contractors other than NB Management, unless such negligence or misconduct results from or is accompanied by negligence or misconduct on the part of NB Management, any affiliated person of NB Management, or any affiliated person of an affiliated person of NB Management.

     Section 11 of the Distribution Agreement between the Registrant and NB Management provides that NB Management shall look only to the assets of a Portfolio for the Registrant's performance of the Agreement by the Registrant on behalf of such Portfolio, and neither the Trustees nor any of the Registrant's officers, employees or agents, whether past, present or future, shall be personally liable therefor.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Adviser and Sub-Adviser.

          There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of NB Management and Neuberger Berman is, or at any time during the past two years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee.

NAME                                                          BUSINESS AND OTHER CONNECTIONS
----                                                          ------------------------------
Claudia Brandon                                               Secretary, Neuberger Berman Advisers Management Trust;
Vice President of Neuberger Berman since 2002; Vice           Secretary, Neuberger Berman Equity Funds; Secretary,
President/Mutual Fund Board Relations, NB Management Inc.     Neuberger Berman Income Funds.
since May 2000; Vice President, NB Management from
1986-1999; Employee, Neuberger Berman since 1999

Thomas J. Brophy                                              None.
Vice President, Neuberger Berman; Vice President, NB
Management Inc. since March

NAME                                                          BUSINESS AND OTHER CONNECTIONS
----                                                          ------------------------------
2000.

Valerie Chang                                                 None.
Managing Director, Neuberger Berman; Vice President, NB
Management Inc.

Brooke A. Cobb                                                None.
Managing Director, Neuberger Berman; Vice President, NB
Management Inc.

Robert Conti                                                  Vice President, Neuberger Berman Income Fund, Vice
Vice President, Neuberger Berman; Senior Vice President NB    President, Neuberger Berman Equity Fund, Vice
Management Inc. since November 2000; Treasurer, NB            President, Neuberger Berman Advisers Management Trust
Management Inc. until May 2000

Robert W. D'Alelio                                            None.
Managing Director, Neuberger Berman; Vice President, NB
Management Inc.

Stanley G. Deutsch                                            None.
Managing Director, Neuberger Berman; Vice President, NB
Management Inc. since September 2000.

Ingrid Dyott                                                  None.
Vice President, Neuberger Berman; Vice President, NB
Management Inc.

Michael F. Fasciano                                           President, Fasciano Company Inc. until March 2001;
Managing Director, Neuberger                                  Portfolio Manager, Fasciano Fund Inc. until March 2001.
Berman since March 2001; Vice President, NB Management Inc.
since March 2001.

Robert S. Franklin                                            None.
Vice President, Neuberger Berman; Vice President, NB
Management Inc.

Brian P. Gaffney                                              Vice President, Neuberger Berman Income Fund, Vice
Managing Director, Neuberger Berman since April 2000,         President, Neuberger Berman Equity Fund, Vice
Senior Vice President, NB Management Inc. since November      President, Neuberger Berman Advisers Management Trust.
2000; Vice President, NB Management from April 1997

NAME                                                          BUSINESS AND OTHER CONNECTIONS
----                                                          ------------------------------
through November 1999.

Robert I. Gendelman                                           None.
Managing Director, Neuberger Berman; Vice President, NB
Management Inc.

Thomas E. Gengler, Jr.                                        None.
Senior Vice President, Neuberger Berman since February
2001, prior thereto, Vice President, Neuberger Berman since
1999; Senior Vice President, NB Management Inc. since March
2001 prior thereto, Vice President, NB Management Inc.

Theodore P. Giuliano                                          None.
Vice President (and Director until February 2001), NB
Management Inc.; Managing Director, Neuberger Berman

Joseph K. Herlihy                                             Treasurer, Neuberger Berman Inc.
Senior Vice President, Treasurer, Neuberger Berman;
Treasurer, NB Management Inc.

Michael M. Kassen                                             Executive Vice President, Chief Investment Officer and
Executive Vice President and Chief Investment Officer,        Director, Neuberger Berman Inc.
Neuberger Berman; Chairman and Director, NB Management
Inc. since May 2000, prior thereto, Executive Vice
President, Chief Investment Officer and Director, NB
Management Inc. from November 1999 until May 2000; Vice
President from June 1990 until November 1999.

Barbara R. Katersky                                           None.
Senior Vice President, Neuberger Berman; Senior Vice
President, NB Management Inc.

Robert B. Ladd                                                None.
Managing Director, Neuberger Berman; Vice President, NB
Management Inc.

Kelly M. Landron                                              None.

NAME                                                          BUSINESS AND OTHER CONNECTIONS
----                                                          ------------------------------
Vice President, NB Management Inc. since March 2000.

Jeffrey B. Lane                                               Director, Chief Executive Officer and President,
Chief Executive Officer and President, Neuberger Berman;      Neuberger Berman Inc.; Director Neuberger Berman Trust
Director, NB Management Inc. since February 2001.             Company from June 1 until November 2000.

Josephine Mahaney                                             None.
Managing Director, Neuberger Berman; Vice President, NB
Management Inc.

Michael F. Malouf                                             None.
Managing Director, Neuberger Berman; Vice President, NB
Management Inc.

Robert Matza                                                  Executive Vice President, Chief Operating Officer and
Executive Vice President and Chief Operating Officer,         Director, Neuberger Berman Inc. since January 2001,
Neuberger Berman since January 2001, prior thereto,           prior thereto, Executive Vice President, Chief
Executive Vice President and Chief Administrative Officer,    Administrative Officer and Director, Neuberger Berman,
Neuberger Berman; Director, NB Management Inc. since April    Inc.
2000.

Ellen Metzger                                                 Assistant Secretary, Neuberger Berman Inc. since 2000.
Vice President, Neuberger Berman; Secretary, NB Management
Inc.

Arthur Moretti                                                Managing Director, Eagle Capital from January 1999
Managing Director, Neuberger Berman since June 2001; Vice     until June 2001.
President, NB Management Inc. since June 2001.

S. Basu Mullick                                               None.
Managing Director, Neuberger Berman; Vice President, NB
Management Inc.

Janet W. Prindle                                              Director, Neuberger Berman National Trust Company
Managing Director, Neuberger Berman; Vice President, NB       since January 2001; Director Neuberger Berman Trust
Management Inc.                                               Company of Delaware since April 2001.

NAME                                                          BUSINESS AND OTHER CONNECTIONS
----                                                          ------------------------------
Kevin L. Risen                                                None.
Managing Director, Neuberger Berman; Vice President, NB
Management Inc.

Heidi L. Schneider                                            Executive Vice President and Director, Neuberger Berman
Executive Vice President, Neuberger Berman; Director, NB      Inc.; Chair and Director, Neuberger Berman National
Management Inc. since February 2001.                          Trust Company since January 2001; Director, Neuberger
                                                              Berman Trust Company of Delaware since February 2000 (a
                                                              Chair until January 2001); Director, Neuberger Berman
                                                              Trust Company until September 2001 (and Chair from
                                                              September 1999 until January 2001).

Benjamin E. Segal                                             None.
Managing Director, Neuberger Berman since November 2000,
prior thereto, Vice President, Neuberger Berman; Vice
President, NB Management Inc.

Jennifer Silver                                               None.
Managing Director, Neuberger Berman; Vice President, NB
Management Inc.

Kent C. Simons                                                None.
Managing Director, Neuberger Berman; Vice President, NB
Management Inc.

Matthew S. Stadler                                            Senior Vice President and Chief Financial Officer,
Senior Vice President and Chief Financial Officer,            Officer, Neuberger Berman Inc. since August 2000;
Neuberger Berman since August 2000, prior thereto,            Senior Vice President and Chief Financial Officer,
Controller, Neuberger Berman from November 1999 to August     National Discount Brokerage Group from May 1999 until
2000; Senior Vice President and Chief Financial Officer, NB   October 1999
Management Inc. since August 2000.

Peter E. Sundman                                              Executive Vice President and Director, Neuberger Berman
President and Director, NB Management Inc.; Executive Vice    Inc.; President and Chief Executive Officer, Neuberger
President, Neuberger Berman.                                  Berman Income Funds, President and Chief Executive
                                                              Officer, Neuberger Berman Advisers Management Trust,
                                                              President and Chief Executive Officer, Neuberger Berman
                                                              Equity Funds.

NAME                                                          BUSINESS AND OTHER CONNECTIONS
----                                                          ------------------------------

Judith M. Vale                                                None.
Managing Director, Neuberger Berman; Vice
President, NB Management Inc.

Catherine Waterworth                                          None.
Managing Director, Neuberger Berman; Vice
President, NB Management Inc.

Allan R. White, III                                           None.
Managing Director, Neuberger Berman; Vice
President, NB Management.

          The principal address of NB Management Inc., Neuberger Berman, and of each of the investment companies named above, is 605 Third Avenue, New York, New York 10158.

Item 27. Principal Underwriters.

          (a) NB Management, the principal underwriter distributing securities of the Registrant, is also the principal underwriter and distributor for each of the following investment companies:

          Neuberger Berman Advisers Management Trust
          Neuberger Berman Income Funds

          (b) Set forth below is information concerning the directors and officers of the Registrant's principal underwriter. The principal business address of each of the persons listed is 605 Third Avenue, New York, New York 10158-0180, which is also the address of the Registrant's principal underwriter.

                                                            POSITIONS AND
                              POSITIONS AND OFFICES         OFFICES WITH
        NAME                     WITH UNDERWRITER           REGISTRANT
----------------------   --------------------------------   --------------------
Claudia Brandon          Vice President/Mutual Fund Board   Secretary
                         Relations

Thomas J. Brophy         Vice President                     None

Valerie Chang            Vice President                     None

                                                            POSITIONS AND
                              POSITIONS AND OFFICES         OFFICES WITH
        NAME                     WITH UNDERWRITER           REGISTRANT
----------------------   --------------------------------   --------------------

Brooke A. Cobb           Vice President                     None

Robert Conti             Senior Vice President              Vice President

Robert W. D'Alelio       Vice President                     None

Stanley G. Deutsch       Vice President                     None

Ingrid Dyott             Vice President                     None

Michael F. Fasciano      Vice President                     None

Robert S. Franklin       Vice President                     None

Brian P. Gaffney         Senior Vice President              Vice President

Robert I. Gendelman      Vice President                     None

Thomas E. Gengler, Jr.   Senior Vice President              None

Theodore P. Giuliano     Vice President                     None

Joseph K. Herlihy        Treasurer                          None

Michael M. Kassen        Chairman and Director              President

Barbara R. Katersky      Senior Vice President              None

Robert B. Ladd           Vice President                     None

Kelly M. Landron         Vice President                     None

Jeffrey B. Lane          Director                           None

Josephine Mahaney        Vice President                     None

Michael F. Malouf        Vice President                     None

Robert Matza             Director                           None

Ellen Metzger            Secretary                          None

                                                            POSITIONS AND
                              POSITIONS AND OFFICES         OFFICES WITH
        NAME                     WITH UNDERWRITER           REGISTRANT
----------------------   --------------------------------   --------------------

Arthur Moretti           Vice President                     None

S. Basu Mullick          Vice President                     None

Janet W. Prindle         Vice President                     None

Kevin L. Risen           Vice President                     None

Heidi L. Schneider       Director                           None

Benjamin E. Segal        Vice President                     None

Jennifer K. Silver       Vice President                     None

Kent C. Simons           Vice President                     None

Matthew S. Stadler       Senior Vice President and Chief    None
                         Financial Officer

Peter E. Sundman         President and Director             Trustee and Chairman
                                                            of the Board

Judith M. Vale           Vice President                     None

Catherine Waterworth     Vice President                     None

Allan R. White, III      Vice President                     None

          (c) No commissions or other compensation were received directly or indirectly from the Registrant by any principal underwriter who was not an affiliated person of the Registrant.

Item 28. Location of Accounts and Records

     All accounts, books and other documents required to be maintained by
Section 31 (a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder with respect to the Registrant are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for the Registrant's Trust Instrument and Bylaws, minutes of meetings of the Registrant's Trustees and shareholders and the Registrant's policies and contracts, which are maintained at the offices of the Registrant, 605 Third Avenue, New York, New York 10158.

Item 29. Management Services

     Other than as set forth in Parts A and B of this Registration Statement, the Registrant is not a party to any management-related service contract.

Item 30. Undertakings

     None.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 39 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York on the 30th day of October, 2002.

                                              NEUBERGER BERMAN
                                              ADVISERS MANAGEMENT TRUST


                                              By: /s/ Peter Sundman
                                                  ------------------------------
                                                  Peter Sundman
                                                  Chairman, Principal Executive
                                                  Officer and Trustee

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 39 to the Registration Statement of Neuberger Berman Advisers Management Trust has been signed below by the following trustees and officers of the Registrant in the capacities and on the date indicated.

     Signature                      Title                      Date
----------------------   -----------------------------   ----------------


/s/ Peter Sundman        Chairman and Trustee            October 30, 2002
----------------------   (Principal Executive Officer)
Peter Sundman


----------------------   President and Trustee           October 30, 2002
Michael M. Kassen*


/s/ Barbara Muinos       Treasurer                       October 30, 2002
----------------------   (Principal Financial and
Barbara Muinos           Accounting Officer)


----------------------   Trustee                         October 30, 2002
John Cannon*


----------------------   Trustee                         October 30, 2002
Faith Colish*


----------------------   Trustee                         October 30, 2002
Walter G. Ehlers*


----------------------   Trustee                         October 30, 2002
C. Anne Harvey*


----------------------   Trustee                         October 30, 2002
Barry Hirsch*

----------------------   Trustee                         October 30, 2002
Robert A. Kavesh*


----------------------   Trustee                         October 30, 2002
Howard A. Mileaf*


----------------------   Trustee                         October 30, 2002
Edward I. O'Brien*


----------------------   Trustee                         October 30, 2002
John P. Rosenthal*


----------------------   Trustee                         October 30, 2002
William E. Rulon*


----------------------   Trustee                         October 30, 2002
Cornelius T. Ryan*


----------------------   Trustee                         October 30, 2002
Tom Decker Seip*


----------------------   Trustee                         October 30, 2002
Candace L. Straight*


----------------------   Trustee                         October 30, 2002
Peter P. Trapp*


*    By: /s/ Peter Sundman
         --------------------
         Peter Sundman
         Attorney-in-Fact**

** Powers of attorney for Walter G. Ehlers, Robert A. Kavesh, Howard A. Mileaf, Edward I. O'Brien, and Cornelius T. Ryan are incorporated by reference from Post-Effective Amendment No. 37 to the Registration Statement of Neuberger Berman Advisers Management Trust filed April 26, 2002, and, for the remaining Trustees, incorporated by reference from Post Effective Amendment No. 36 to the Registration Statement of Neuberger Berman Advisers Management Trust filed February 4, 2002.

                            [LETTERHEAD OF DECHERT]

October 31, 2002

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Neuberger Berman Advisers Management Trust
     (File Nos. 2-88566 and 811-04255)

Dear Ladies and Gentlemen:

Attached for filing via the EDGAR system is a Post-Effective Amendment No. 39 to the registration statements of the above referenced registrant ("Registrant"). This Post-Effective Amendment is being filed in reliance on Rule 485(a)(2) under the Securities Act of 1933 (the "1933 Act") and shall become effective on January 1, 2003.

This Post-Effective Amendment is being filed primarily for the following purposes of adding an additional class to the Mid-Cap Growth Portfolio, which will be designated Class S shares.

Please contact the undersigned at (202) 261-3457 or Jeffrey S. Puretz at (202) 261-3358 if you have any questions or comments.

Sincerely,

/s/ Carolyn M. McPhillips
-------------------------
Carolyn M. McPhillips*

cc:  David Katz, Esq.
     Neuberger Berman Management Inc.

     Jeffrey S. Puretz, Esq.
     Dechert

     Patrick Scott, Esq.
     U.S. Securities and Exchange Commission

----------
*    Mandatory District of Columbia Court of Appeals Rule 49(c)(8) Disclosure:
     Carolyn McPhillips is licensed to practice in Virginia only. Her work is supervised by members of the bar of the District of Columbia